Putnam Global Income Trust
The fund's portfolio
7/31/23 (Unaudited)

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (44.8%)(a)
	Principal amount	Value
U.S. Government Guaranteed Mortgage Obligations (8.8%)
Government National Mortgage Association Pass-Through Certificates
5.50%, TBA, 8/1/53	$2,000,000	$1,988,179
4.50%, TBA, 8/1/53	5,000,000	4,810,481
4.00%, TBA, 8/1/53	4,000,000	3,768,329
3.00%, TBA, 8/1/53	1,000,000	890,102

		11,457,091
U.S. Government Agency Mortgage Obligations (36.0%)
Uniform Mortgage-Backed Securities
6.00%, TBA, 8/1/53	6,000,000	6,038,437
5.50%, TBA, 8/1/53	19,000,000	18,873,829
4.00%, TBA, 8/1/53	8,000,000	7,472,187
3.50%, TBA, 8/1/53	5,000,000	4,532,422
3.00%, TBA, 8/1/53	2,000,000	1,751,250
2.50%, TBA, 8/1/53	5,000,000	4,215,625
2.00%, TBA, 8/1/53	5,000,000	4,048,418

		46,932,168

Total U.S. government and agency mortgage obligations (cost $58,709,806)		$58,389,259

U.S. TREASURY OBLIGATIONS (—%)(a)
	Principal amount	Value
U.S. Treasury Notes 1.625%, 5/15/31(i)	$56,000	$47,464

Total U.S. treasury obligations (cost $47,464)		$47,464

FOREIGN GOVERNMENT AND AGENCY BONDS AND NOTES (33.5%)(a)
		Principal amount	Value
Australia (Government of) sr. unsec. bonds 3.00%, 3/21/47 (Australia)	AUD	120,000	$64,075
Australia (Government of) sr. unsec. bonds Ser. 144, 3.75%, 4/21/37 (Australia)	AUD	350,000	224,109
Australia (Government of) sr. unsec. bonds Ser. 149, 2.25%, 5/21/28 (Australia)	AUD	810,000	506,247
Australia (Government of) sr. unsec. notes 3.25%, 4/21/25 (Australia)	AUD	630,000	417,496
Austria (Republic of) sr. unsec. bonds 1.50%, 2/20/47 (Austria)	EUR	290,000	228,578
Austria (Republic of) sr. unsec. notes 0.50%, 4/20/27 (Austria)	EUR	370,000	371,137
Belgium (Kingdom of) sr. unsec. bonds Ser. 77, 1.00%, 6/22/26 (Belgium)	EUR	560,000	581,548
Belgium (Kingdom of) unsec. bonds Ser. 60, 4.25%, 3/28/41 (Belgium)	EUR	440,000	537,335
Benin (Republic of) sr. unsec. bonds Ser. REGS, 4.95%, 1/22/35 (Benin)	EUR	225,000	180,385
Canada (Government of) sr. unsec. bonds 3.50%, 12/1/45 (Canada)	CAD	80,000	61,616
Canada (Government of) unsec. notes 1.50%, 6/1/26 (Canada)	CAD	90,000	63,262
China (Republic of) unsec. notes Ser. 1913, 2.94%, 10/17/24 (China)	CNY	6,000,000	848,886
Colombia (Republic of) sr. unsec. notes 3.875%, 4/25/27 (Colombia)		$460,000	422,840
Colombia (Republic of) sr. unsec. unsub. notes 7.50%, 2/2/34 (Colombia)		390,000	393,659
Cote d'lvoire (Republic of) sr. unsec. notes Ser. REGS, 5.875%, 10/17/31 (Cote d'lvoire)	EUR	100,000	95,105
Cote d'lvoire (Republic of) sr. unsec. unsub. notes Ser. REGS, 5.375%, 7/23/24 (Cote d'lvoire)		$300,000	293,250
Denmark (Kingdom of) unsec. bonds 4.50%, 11/15/39 (Denmark)	DKK	750,000	134,420
Denmark (Kingdom of) unsec. bonds 1.75%, 11/15/25 (Denmark)	DKK	1,470,000	210,521
Dominican (Republic of) sr. unsec. bonds Ser. REGS, 4.875%, 9/23/32 (Dominican Republic)		$218,000	188,790
Dominican (Republic of) sr. unsec. unsub. notes Ser. REGS, 6.875%, 1/29/26 (Dominican Republic)		255,000	257,174
Dominican (Republic of) sr. unsec. unsub. notes Ser. REGS, 6.00%, 7/19/28 (Dominican Republic)		150,000	146,664
Dominican (Republic of) sr. unsec. unsub. notes Ser. REGS, 5.95%, 1/25/27 (Dominican Republic)		241,000	237,645
Finland (Government of) sr. unsec. bonds Ser. REGS, 1.125%, 4/15/34 (Finland)	EUR	260,000	235,080
France (Government of) unsec. bonds 4.50%, 4/25/41 (France)	EUR	780,000	990,797
France (Government of) unsec. bonds 4.00%, 4/25/55 (France)	EUR	190,000	231,133
France (Government of) unsec. bonds 3.25%, 5/25/45 (France)	EUR	70,000	75,541
France (Government of) unsec. bonds 2.75%, 10/25/27 (France)	EUR	1,300,000	1,421,203
France (Government of) unsec. bonds 0.50%, 5/25/25 (France)	EUR	420,000	439,763
France (Government of) unsec. notes zero %, 11/25/30 (France)	EUR	330,000	295,058
France (Government of) unsec. notes Ser. REGS, 0.50%, 5/25/29 (France)	EUR	410,000	394,897
Indonesia (Republic of) sr. unsec. unsub. bonds 2.85%, 2/14/30 (Indonesia)		$200,000	177,625
Indonesia (Republic of) sr. unsec. unsub. notes 3.85%, 10/15/30 (Indonesia)		710,000	666,218
Ireland (Republic of) unsec. bonds 2.00%, 2/18/45 (Ireland)	EUR	90,000	79,025
Ireland (Republic of) unsec. notes 0.20%, 5/15/27 (Ireland)	EUR	410,000	407,203
Italy (Republic of) sr. unsec. bonds 6.50%, 11/1/27 (Italy)	EUR	850,000	1,042,809
Italy (Republic of) sr. unsec. bonds 4.75%, 9/1/44 (Italy)	EUR	450,000	517,446
Italy (Republic of) sr. unsec. bonds 4.00%, 2/1/37 (Italy)	EUR	190,000	204,359
Italy (Republic of) sr. unsec. bonds 2.50%, 12/1/24 (Italy)	EUR	970,000	1,050,934
Italy (Republic of) sr. unsec. bonds 1.70%, 9/1/51 (Italy)	EUR	80,000	51,594
Italy (Republic of) sr. unsec. bonds 1.65%, 3/1/32 (Italy)	EUR	1,010,000	932,028
Japan (Government of) sr. unsec. bonds Ser. 95, 2.30%, 6/20/27 (Japan)	JPY	60,000,000	458,428
Japan (Government of) sr. unsec. unsub. bonds 0.80%, 3/20/47 (Japan)	JPY	93,000,000	584,887
Japan (Government of) sr. unsec. unsub. bonds 0.50%, 3/20/60 (Japan)	JPY	18,000,000	90,950
Japan (Government of) sr. unsec. unsub. bonds Ser. 32, 2.30%, 3/20/40 (Japan)	JPY	260,000,000	2,170,721
Japan (Government of) sr. unsec. unsub. bonds Ser. 125, 2.20%, 3/20/31 (Japan)	JPY	105,000,000	835,948
Japan (Government of) sr. unsec. unsub. bonds Ser. 156, 0.40%, 3/20/36 (Japan)	JPY	135,000,000	902,094
Japan (Government of) sr. unsec. unsub. notes Ser. 346, 0.10%, 3/20/27 (Japan)	JPY	510,000,000	3,592,459
Japan (Government of) 30 yr sr. unsec. unsub. bonds Ser. 51, 0.30%, 6/20/46 (Japan)	JPY	47,000,000	265,442
Japan (Government of) 40 yr sr. unsec. unsub. bonds Ser. 4, 2.20%, 3/20/51 (Japan)	JPY	184,000,000	1,512,288
Kazakhstan (Republic of) sr. unsec. unsub. bonds Ser. REGS, 4.875%, 10/14/44 (Kazakhstan)		$670,000	609,432
Malaysia (Federation of) sr. unsec. notes 3.582%, 7/15/32 (Malaysia)	MYR	2,280,000	494,182
Mexico (Government of) sr. unsec. notes 7.50%, 6/3/27 (Mexico)	MXN	12,510,000	713,361
Netherlands (Government of) unsec. bonds 3.75%, 1/15/42 (Netherlands)	EUR	280,000	345,511
Netherlands (Government of) unsec. notes 0.25%, 7/15/29 (Netherlands)	EUR	110,000	104,617
Netherlands (Government of) unsec. notes Ser. REGS, 0.50%, 7/15/26 (Netherlands)	EUR	430,000	440,683
New Zealand (Government of) sr. unsec. notes 3.00%, 4/20/29 (New Zealand)	NZD	380,000	216,021
Norway (Kingdom of) sr. unsec. notes 1.75%, 2/17/27 (Norway)	NOK	1,880,000	171,230
Ontario (Province of) unsec. bonds 6.50%, 3/8/29 (Canada)	CAD	850,000	718,528
Ontario (Province of) unsec. bonds 2.90%, 12/2/46 (Canada)	CAD	410,000	245,826
Ontario (Province of) unsec. notes 2.60%, 6/2/25 (Canada)	CAD	1,220,000	887,765
Paraguay (Republic of) sr. unsec. notes Ser. REGS, 4.95%, 4/28/31 (Paraguay)		$370,000	355,200
Paraguay (Republic of) sr. unsec. unsub. notes Ser. REGS, 4.70%, 3/27/27 (Paraguay)		200,000	193,750
Paraguay (Republic of) 144A sr. unsec. bonds 2.739%, 1/29/33 (Paraguay)		220,000	176,550
Poland (Government of) unsec. notes 0.75%, 4/25/25 (Poland)	PLN	1,850,000	424,900
Portugal (Republic of) sr. unsec. notes 0.30%, 10/17/31 (Portugal)	EUR	320,000	280,744
Romania (Government of) 144A sr. unsec. bonds 3.00%, 2/14/31 (Romania)		$540,000	452,207
Spain (Kingdom of) sr. unsec. bonds 5.15%, 10/31/44 (Spain)	EUR	250,000	324,570
Spain (Kingdom of) sr. unsec. bonds 5.15%, 10/31/28 (Spain)	EUR	640,000	767,898
Spain (Kingdom of) sr. unsec. bonds 4.20%, 1/31/37 (Spain)	EUR	150,000	173,770
Spain (Kingdom of) sr. unsec. bonds 1.00%, 10/31/50 (Spain)	EUR	20,000	11,446
Spain (Kingdom of) sr. unsec. notes 1.60%, 4/30/25 (Spain)	EUR	210,000	223,897
Spain (Kingdom of) sr. unsec. notes 1.50%, 4/30/27 (Spain)	EUR	430,000	444,290
Spain (Kingdom of) sr. unsec. notes 1.25%, 10/31/30 (Spain)	EUR	290,000	277,426
Spain (Kingdom of) sr. unsec. unsub. bonds 2.90%, 10/31/46 (Spain)	EUR	170,000	159,199
Sweden (Government of) notes 1.00%, 11/12/26 (Sweden)	SEK	6,110,000	545,230
Sweden (Government of) unsec. bonds Ser. 1053, 3.50%, 3/30/39 (Sweden)	SEK	140,000	14,662
Switzerland (Government of) unsec. bonds 4.00%, 4/8/28 (Switzerland)	CHF	500,000	650,972
Switzerland (Government of) unsec. bonds 1.50%, 4/30/42 (Switzerland)	CHF	170,000	210,694
Thailand (Government of) sr. unsec. bonds 2.00%, 12/17/31 (Thailand)	THB	15,700,000	441,209
United Kingdom Treasury unsec. bonds 4.50%, 9/7/34 (United Kingdom)	GBP	1,100,000	1,432,860
United Kingdom Treasury unsec. bonds 3.50%, 7/22/68 (United Kingdom)	GBP	120,000	130,763
United Kingdom Treasury unsec. notes 4.00%, 1/22/60 (United Kingdom)	GBP	780,000	940,351
United Kingdom Treasury unsec. notes Ser. REGS, 2.00%, 9/7/25 (United Kingdom)	GBP	1,350,000	1,630,303
United Mexican States sr. unsec. unsub. bonds 4.28%, 8/14/41 (Mexico)		$550,000	454,032
United Mexican States sr. unsec. unsub. notes 6.338%, 5/4/53 (Mexico)		460,000	468,984
Uruguay (Oriental Republic of) sr. unsec. unsub. bonds 4.375%, 1/23/31 (Uruguay)		1,170,000	1,144,967
Uruguay (Oriental Republic of) sr. unsec. unsub. notes 4.375%, 10/27/27 (Uruguay)		225,000	222,207

Total foreign government and agency bonds and notes (cost $50,837,822)			$43,590,909

MORTGAGE-BACKED SECURITIES (31.0%)(a)
	Principal amount	Value
Agency collateralized mortgage obligations (5.2%)
Federal Home Loan Mortgage Corporation
REMICs Ser. 4972, IO, 6.00%, 5/25/50	$2,429,958	$513,314
REMICs Ser. 5160, Class IA, IO, 4.00%, 11/25/51	4,181,923	829,870
REMICs Ser. 4973, Class LI, IO, 4.00%, 4/25/50	3,981,193	788,670
REMICs Ser. 4193, Class PI, IO, 4.00%, 3/15/43	327,347	48,004
REMICs Ser. 5077, Class GI, IO, 3.50%, 2/25/51	3,624,150	649,095
REMICs Ser. 4141, Class PI, IO, 3.00%, 12/15/42	721,868	86,415
REMICs Ser. 4165, Class TI, IO, 3.00%, 12/15/42	1,406,619	107,260
REMICs IFB Ser. 4979, Class SN, IO, ((-1 x US 30 Day Average SOFR) + 6.05%), 0.867%, 6/25/50	1,007,209	99,996
Federal National Mortgage Association
REMICs Ser. 13-55, Class IK, IO, 3.00%, 4/25/43	304,992	38,328
REMICs Ser. 13-55, Class PI, IO, 3.00%, 5/25/42	280,572	9,830
REMICs IFB Ser. 19-42, Class SA, IO, ((-1 x US 30 Day Average SOFR) + 5.94%), 0.867%, 8/25/49	3,038,841	298,760
Government National Mortgage Association
Ser. 16-75, Class LI, IO, 6.00%, 1/20/40	488,584	82,423
Ser. 14-76, IO, 5.00%, 5/20/44	219,210	43,395
Ser. 10-35, Class UI, IO, 5.00%, 3/20/40	71,646	14,633
Ser. 10-9, Class UI, IO, 5.00%, 1/20/40	150,053	30,714
Ser. 09-121, Class UI, IO, 5.00%, 12/20/39	47,704	9,416
Ser. 21-122, Class GI, IO, 4.50%, 11/20/47	6,070,297	1,155,816
Ser. 18-153, Class AI, IO, 4.50%, 9/16/45	3,668,909	657,248
Ser. 10-35, Class AI, IO, 4.50%, 3/20/40	330,260	54,148
Ser. 10-35, Class QI, IO, 4.50%, 3/20/40	231,444	40,083
Ser. 16-H16, Class EI, IO, 3.637%, 6/20/66(WAC)	1,965,594	64,275
Ser. 21-117, Class MI, IO, 3.50%, 5/20/42	3,563,759	531,214
Ser. 14-102, Class IG, IO, 3.50%, 3/16/41	199,401	8,600
Ser. 17-H19, Class MI, IO, 2.07%, 4/20/67(WAC)	1,084,372	60,725
Ser. 15-H26, Class EI, IO, 1.732%, 10/20/65(WAC)	1,490,731	61,865
Ser. 15-H25, Class AI, IO, 1.577%, 9/20/65(WAC)	1,728,848	50,828
Ser. 14-H12, Class BI, IO, 1.554%, 5/20/64(WAC)	1,965,549	69,313
IFB Ser. 10-171, Class SB, IO, ((-1 x CME Term SOFR 1 Month) + 6.45%), 1.114%, 12/16/40	369,747	26,285
IFB Ser. 20-32, Class GS, IO, ((-1 x CME Term SOFR 1 Month) + 6.10%), 0.731%, 3/20/50	610,259	62,011
Ser. 15-H26, Class DI, IO, 0.077%, 10/20/65(WAC)	1,550,368	51,137
Ser. 14-H21, Class AI, IO, 0.047%, 10/20/64(WAC)	1,626,554	44,781
Ser. 17-H04, Class BI, IO, 0.037%, 2/20/67(WAC)	1,742,567	68,681
Ser. 17-H02, Class BI, IO, 0.031%, 1/20/67(WAC)	1,976,962	57,854
Ser. 16-H23, Class NI, IO, 0.027%, 10/20/66(WAC)	2,356,233	90,244

		6,805,231
Commercial mortgage-backed securities (14.4%)
ACRES Commercial Realty, Ltd. 144A FRB Ser. 21-FL1, Class A, (CME Term SOFR 1 Month + 1.31%), 6.536%, 6/15/36	417,133	404,593
Arbor Realty Commercial Real Estate CLO, Ltd. 144A FRN Ser. 21-FL2, Class A, (CME Term SOFR 1 Month + 1.21%), 6.436%, 5/15/36 (Cayman Islands)	217,000	214,169
BANK
FRB Ser. 20-BN30, Class XA, IO, 1.307%, 12/15/53(WAC)	4,862,722	323,024
FRB Ser. 19-BN20, Class XA, IO, 0.812%, 9/15/62(WAC)	9,010,121	341,603
Barclays Commercial Mortgage Trust
Ser. 19-C3, Class B, 4.096%, 5/15/52	201,000	166,810
FRB Ser. 20-C8, Class XA, IO, 1.827%, 10/15/53(WAC)	4,637,020	413,433
CFCRE Commercial Mortgage Trust FRB Ser. 17-C8, Class B, 4.199%, 6/15/50(WAC)	210,000	179,187
CFCRE Commercial Mortgage Trust 144A FRB Ser. 11-C2, Class E, 5.08%, 12/15/47(WAC)	1,053,000	863,460
Citigroup Commercial Mortgage Trust
FRB Ser. 13-GC17, Class C, 5.085%, 11/10/46(WAC)	221,000	206,142
FRB Ser. 15-P1, Class C, 4.368%, 9/15/48(WAC)	300,000	260,844
Citigroup Commercial Mortgage Trust 144A FRB Ser. 14-GC19, Class D, 5.087%, 3/11/47(WAC)	455,000	427,289
COMM Mortgage Trust
FRB Ser. 13-CR11, Class B, 4.946%, 8/10/50(WAC)	243,000	240,566
FRB Ser. 13-CR13, Class C, 4.872%, 11/10/46(WAC)	492,000	453,953
FRB Ser. 14-CR17, Class C, 4.781%, 5/10/47(WAC)	649,000	574,460
FRB Ser. 14-CR18, Class C, 4.735%, 7/15/47(WAC)	393,000	373,055
FRB Ser. 14-UBS6, Class C, 4.434%, 12/10/47(WAC)	110,000	90,894
Ser. 14-CR21, Class B, 4.339%, 12/10/47(WAC)	433,000	408,567
FRB Ser. 15-LC19, Class C, 4.214%, 2/10/48(WAC)	430,000	369,952
FRB Ser. 14-UBS6, Class XA, IO, 0.831%, 12/10/47(WAC)	7,352,121	53,185
FRB Ser. 15-LC21, Class XA, IO, 0.646%, 7/10/48(WAC)	9,335,549	88,397
COMM Mortgage Trust 144A
FRB Ser. 12-CR2, Class D, 4.874%, 8/15/45(WAC)	84,696	80,466
FRB Ser. 13-CR13, Class D, 4.872%, 11/10/46(WAC)	280,000	236,471
Credit Suisse Commercial Mortgage Trust 144A
FRB Ser. 06-C4, Class AX, IO, 0.849%, 9/15/39(WAC)	1,850	27
FRB Ser. 07-C2, Class AX, IO, 0.013%, 1/15/49(WAC)	645,548	6
CSAIL Commercial Mortgage Trust FRB Ser. 15-C1, Class C, 4.251%, 4/15/50(WAC)	819,000	627,730
CSMC Trust FRB Ser. 16-NXSR, Class C, 4.427%, 12/15/49(WAC)	822,000	599,269
DBUBS Mortgage Trust 144A FRB Ser. 11-LC3A, Class D, 5.359%, 8/10/44(WAC)	751,954	659,776
Federal Home Loan Mortgage Corporation
Multifamily Structured Pass-Through Certificates FRB Ser. K113, Class XAM, IO, 1.585%, 6/25/30(WAC)	2,243,000	198,798
Multifamily Structured Pass-Through Certificates FRB Ser. K098, Class X1, IO, 1.143%, 8/25/29(WAC)	2,781,715	153,270
GS Mortgage Securities Trust FRB Ser. 15-GC30, Class C, 4.068%, 5/10/50(WAC)	286,000	256,819
GS Mortgage Securities Trust 144A
FRB Ser. 10-C1, Class D, 6.357%, 8/10/43(WAC)	328,000	260,253
FRB Ser. 13-GC14, Class B, 4.546%, 8/10/46(WAC)	209,461	200,558
JPMBB Commercial Mortgage Securities Trust
FRB Ser. 14-C22, Class C, 4.547%, 9/15/47(WAC)	225,000	190,132
FRB Ser. 15-C33, Class XA, IO, 0.898%, 12/15/48(WAC)	2,907,701	48,166
FRB Ser. 14-C22, Class XA, IO, 0.794%, 9/15/47(WAC)	8,366,386	45,221
JPMBB Commercial Mortgage Securities Trust 144A FRB Ser. 13-C17, Class D, 4.875%, 1/15/47(WAC)	505,000	414,836
JPMorgan Chase Commercial Mortgage Securities Trust
FRB Ser. 06-CB17, Class X, IO, 7.564%, 12/12/43(WAC)	256,279	4,058
Ser. 13-LC11, Class AS, 3.216%, 4/15/46	167,455	157,827
FRB Ser. 19-COR5, Class XA, IO, 1.467%, 6/13/52(WAC)	8,077,913	454,976
FRB Ser. 13-C16, Class XA, IO, 0.747%, 12/15/46(WAC)	3,664,207	37
JPMorgan Chase Commercial Mortgage Securities Trust 144A FRB Ser. 21-1MEM, Class D, 2.654%, 10/9/42(WAC)	915,000	560,147
LB-UBS Commercial Mortgage Trust 144A FRB Ser. 06-C6, Class XCL, IO, 0.435%, 9/15/39(WAC)	686,987	82
Mezz Cap Commercial Mortgage Trust 144A FRB Ser. 07-C5, Class X, IO, 6.571%, 12/15/49(WAC)	1,175	—
MF1 Multifamily Housing Mortgage, Ltd. 144A FRB Ser. 21-FL6, Class A, (CME Term SOFR 1 Month + 1.21%), 6.444%, 7/16/36 (Cayman Islands)	683,000	667,987
Morgan Stanley Bank of America Merrill Lynch Trust
FRB Ser. 14-C14, Class C, 5.058%, 2/15/47(WAC)	471,000	452,195
FRB Ser. 14-C17, Class C, 4.487%, 8/15/47(WAC)	591,000	557,095
Ser. 14-C18, Class C, 4.47%, 10/15/47(WAC)	310,000	272,197
FRB Ser. 15-C24, Class B, 4.324%, 5/15/48(WAC)	253,000	235,544
FRB Ser. 15-C24, Class C, 4.324%, 5/15/48(WAC)	313,000	270,726
Morgan Stanley Bank of America Merrill Lynch Trust 144A
FRB Ser. 12-C6, Class D, 4.522%, 11/15/45(WAC)	278,000	232,246
FRB Ser. 13-C9, Class D, 3.845%, 5/15/46(WAC)	274,000	218,702
Morgan Stanley Capital I Trust Ser. 15-UBS8, Class B, 4.315%, 12/15/48(WAC)	191,000	164,332
Multifamily Connecticut Avenue Securities Trust 144A FRB Ser. 19-01, Class M10, 8.433%, 10/25/49	656,897	646,656
UBS Commercial Mortgage Trust FRB Ser. 17-C7, Class XA, IO, 0.941%, 12/15/50(WAC)	4,143,475	135,397
Wells Fargo Commercial Mortgage Trust
Ser. 17-RC1, Class C, 4.591%, 1/15/60	225,000	188,815
FRB Ser. 15-C30, Class C, 4.498%, 9/15/58(WAC)	342,000	289,614
FRB Ser. 13-LC12, Class C, 4.195%, 7/15/46(WAC)	363,000	242,242
FRB Ser. 20-C57, Class C, 4.023%, 8/15/53(WAC)	209,000	160,799
Ser. 16-BNK1, Class AS, 2.814%, 8/15/49	707,000	596,021
FRB Ser. 19-C52, Class XA, IO, 1.602%, 8/15/52(WAC)	3,409,406	218,112
FRB Ser. 16-LC25, Class XA, IO, 0.825%, 12/15/59(WAC)	4,019,798	88,524
WF-RBS Commercial Mortgage Trust
Ser. 14-C19, Class B, 4.723%, 3/15/47(WAC)	930,000	866,752
Ser. 14-C22, Class AS, 4.069%, 9/15/57(WAC)	397,000	367,749
FRB Ser. 13-C14, Class XA, IO, 0.361%, 6/15/46(WAC)	478,501	5
WF-RBS Commercial Mortgage Trust 144A
Ser. 11-C4, Class E, 4.847%, 6/15/44(WAC)	163,000	109,057
FRB Ser. 11-C4, Class C, 4.847%, 6/15/44(WAC)	115,449	107,678
FRB Ser. 12-C10, Class D, 4.393%, 12/15/45(WAC)	180,000	93,838

		18,784,791
Residential mortgage-backed securities (non-agency) (11.4%)
Arroyo Mortgage Trust 144A Ser. 19-3, Class A3, 3.416%, 10/25/48(WAC)	81,606	74,440
BankUnited Trust FRB Ser. 05-1, Class 1A1, (CME Term SOFR 1 Month + 0.60%), 6.012%, 9/25/45	89,832	82,579
Bellemeade Re, Ltd. 144A FRB Ser. 19-4A, Class M1C, (ICE LIBOR USD 1 Month + 2.50%), 7.912%, 10/25/29 (Bermuda)	107,121	107,275
BRAVO Residential Funding Trust 144A
Ser. 21-A, Class A1, 1.991%, 10/25/59	368,558	352,510
Ser. 21-C, Class A1, 1.62%, 3/1/61	266,794	242,482
Carrington Mortgage Loan Trust FRB Ser. 06-NC2, Class A4, (CME Term SOFR 1 Month + 0.48%), 5.892%, 6/25/36	149,858	141,346
Chevy Chase Funding, LLC Mortgage-Backed Certificates 144A FRB Ser. 06-4A, Class A2, (CME Term SOFR 1 Month + 0.18%), 5.592%, 11/25/47	171,259	125,287
COLT Mortgage Loan Trust 144A Ser. 20-2, Class A2, 3.094%, 3/25/65(WAC)	665,000	623,039
Countrywide Alternative Loan Trust
FRB Ser. 06-OA10, Class 4A1, (CME Term SOFR 1 Month + 0.38%), 5.792%, 8/25/46	268,577	221,289
FRB Ser. 06-OA19, Class A1, (CME Term SOFR 1 Month + 0.18%), 5.549%, 2/20/47	147,327	114,903
FRB Ser. 06-OA10, Class 1A1, (Federal Reserve US 12 Month Cumulative Avg 1 yr CMT + 0.96%), 5.174%, 8/25/46	105,129	96,275
FRB Ser. 06-OA7, Class 1A2, (Federal Reserve US 12 Month Cumulative Avg 1 yr CMT + 0.94%), 5.154%, 6/25/46	221,729	189,111
Eagle Re, Ltd. 144A FRB Ser. 18-1, Class M1, (ICE LIBOR USD 1 Month + 1.70%), 6.85%, 11/25/28 (Bermuda)	258,096	263,817
Federal Home Loan Mortgage Corporation
Structured Agency Credit Risk Debt FRN Ser. 16-DNA3, Class M3, (US 30 Day Average SOFR + 5.00%), 10.183%, 12/25/28	401,886	429,644
Structured Agency Credit Risk Debt FRN Ser. 15-DNA3, Class M3, (US 30 Day Average SOFR + 4.70%), 9.883%, 4/25/28	426,478	448,951
Structured Agency Credit Risk Debt FRN Ser. 13-DN2, Class M2, (US 30 Day Average SOFR + 4.25%), 9.433%, 11/25/23	187,121	189,113
Structured Agency Credit Risk Debt FRN Ser. 16-DNA4, Class M3, (US 30 Day Average SOFR + 3.80%), 8.983%, 3/25/29	116,295	120,919
Structured Agency Credit Risk Debt FRN Ser. 17-HQA1, Class M2, (US 30 Day Average SOFR + 3.55%), 8.733%, 8/25/29	322,307	335,787
Federal Home Loan Mortgage Corporation 144A
Structured Agency Credit Risk Trust FRB Ser. 19-DNA1, Class B1, (US 30 Day Average SOFR + 4.65%), 9.833%, 1/25/49	231,000	251,680
Structured Agency Credit Risk Debt FRN Ser. 22-DNA5, Class M1A, (US 30 Day Average SOFR + 2.95%), 8.019%, 6/25/42	457,745	468,158
Structured Agency Credit Risk Trust REMICs FRB Ser. 20-DNA5, Class M2, (US 30 Day Average SOFR + 2.80%), 7.869%, 10/25/50	28,889	29,316
Structured Agency Credit Risk Debt FRN Ser. 22-HQA2, Class M1A, (US 30 Day Average SOFR + 2.65%), 7.719%, 7/25/42	398,079	406,662
Structured Agency Credit Risk Trust FRB Ser. 18-HRP2, Class M3, (US 30 Day Average SOFR + 2.51%), 7.583%, 2/25/47	101,260	102,963
Structured Agency Credit Risk Trust REMICs FRB Ser. 22-HQA3, Class M1A, (US 30 Day Average SOFR + 2.30%), 7.369%, 8/25/42	46,842	47,567
Structured Agency Credit Risk Trust REMICs FRB Ser. 22-DNA4, Class M1A, (US 30 Day Average SOFR + 2.20%), 7.269%, 5/25/42	255,444	258,956
Structured Agency Credit Risk Trust REMICs FRB Ser. 22-DNA6, Class M1A, (US 30 Day Average SOFR + 2.15%), 7.219%, 9/25/42	30,029	30,246
Structured Agency Credit Risk Trust FRB Ser. 19-DNA4, Class M2, (US 30 Day Average SOFR + 1.95%), 7.133%, 10/25/49	1,125	1,128
Structured Agency Credit Risk Trust REMICs FRB Ser. 20-HQA1, Class M2, (US 30 Day Average SOFR + 1.90%), 7.083%, 1/25/50	28,911	28,988
Structured Agency Credit Risk Debt FRN Ser. 23-HQA2, Class M1A, (US 30 Day Average SOFR + 2.00%), 7.069%, 6/25/43	22,733	22,900
Structured Agency Credit Risk Trust REMICs FRB Ser. 22-DNA3, Class M1A, (US 30 Day Average SOFR + 2.00%), 7.069%, 4/25/42	103,567	104,074
Structured Agency Credit Risk Trust REMICs FRB Ser. 22-DNA1, Class M1B, (US 30 Day Average SOFR + 1.85%), 6.919%, 1/25/42	212,000	207,810
Structured Agency Credit Risk Debt FRN Ser. 22-DNA2, Class M1A, (US 30 Day Average SOFR + 1.30%), 6.369%, 2/25/42	179,762	179,368
Structured Agency Credit Risk Trust FRB Ser. 18-HRP2, Class M3AS, (US 30 Day Average SOFR + 1.00%), 6.183%, 2/25/47	533,451	531,484
Structured Agency Credit Risk Trust REMICs FRB Ser. 22-DNA1, Class M1A, (US 30 Day Average SOFR + 1.00%), 6.069%, 1/25/42	44,870	44,493
Structured Agency Credit Risk Trust REMICs FRB Ser. 21-HQA3, Class M1, (US 30 Day Average SOFR + 0.85%), 5.919%, 9/25/41	38,319	37,850
Structured Agency Credit Risk Trust REMICs FRB Ser. 21-DNA6, Class M1, (US 30 Day Average SOFR + 0.80%), 5.869%, 10/25/41	187,489	187,034
Seasoned Credit Risk Transfer Trust FRB Ser. 17-2, Class 2, 4.00%, 8/25/56(WAC)	424,852	414,028
Federal National Mortgage Association
Connecticut Avenue Securities FRB Ser. 16-C01, Class 2M2, (US 30 Day Average SOFR + 6.95%), 12.133%, 8/25/28	123,722	130,180
Connecticut Avenue Securities FRB Ser. 16-C01, Class 1M2, (US 30 Day Average SOFR + 6.75%), 11.933%, 8/25/28	197,782	212,359
Connecticut Avenue Securities FRB Ser. 16-C02, Class 1M2, (US 30 Day Average SOFR + 6.00%), 11.183%, 9/25/28	116,416	122,448
Connecticut Avenue Securities FRB Ser. 16-C03, Class 2M2, (US 30 Day Average SOFR + 5.90%), 11.083%, 10/25/28	47,395	50,509
Connecticut Avenue Securities FRB Ser. 15-C04, Class 1M2, (US 30 Day Average SOFR + 5.70%), 10.883%, 4/25/28	272,262	289,882
Connecticut Avenue Securities FRB Ser. 15-C04, Class 2M2, (US 30 Day Average SOFR + 5.55%), 10.733%, 4/25/28	432,112	451,621
Connecticut Avenue Securities FRB Ser. 16-C03, Class 1M2, (US 30 Day Average SOFR + 5.30%), 10.483%, 10/25/28	68,313	72,544
Connecticut Avenue Securities FRB Ser. 13-C01, Class M2, (US 30 Day Average SOFR + 5.25%), 10.433%, 10/25/23	61,915	62,567
Connecticut Avenue Securities FRB Ser. 14-C04, Class 2M2, (US 30 Day Average SOFR + 5.00%), 10.183%, 11/25/24	2,690	2,705
Connecticut Avenue Securities FRB Ser. 14-C01, Class M2, (US 30 Day Average SOFR + 4.51%), 9.583%, 1/25/24	6,937	7,045
Connecticut Avenue Securities FRB Ser. 17-C02, Class 2M2C, (US 30 Day Average SOFR + 3.76%), 8.833%, 9/25/29	72,000	74,622
Connecticut Avenue Securities FRB Ser. 14-C03, Class 2M2, (US 30 Day Average SOFR + 2.90%), 8.083%, 7/25/24	231,051	233,412
Connecticut Avenue Securities Trust FRB Ser. 17-C06, Class 2M2C, (US 30 Day Average SOFR + 2.91%), 7.983%, 2/25/30	64,000	65,440
Connecticut Avenue Securities Trust FRB Ser. 18-C05, Class 1M2, (US 30 Day Average SOFR + 2.35%), 7.533%, 1/25/31	79,995	81,770
Connecticut Avenue Securities FRB Ser. 18-C02, Class 2M2, (US 30 Day Average SOFR + 2.20%), 7.383%, 8/25/30	4,208	4,291
Connecticut Avenue Securities FRB Ser. 17-C01, Class 1EB1, (US 30 Day Average SOFR + 1.25%), 6.433%, 7/25/29	30,568	30,574
Connecticut Avenue Securities FRB Ser. 17-C07, Class 1EB2, (US 30 Day Average SOFR + 1.00%), 6.183%, 5/25/30	182,317	182,149
Federal National Mortgage Association 144A
Connecticut Avenue Securities Trust FRB Ser. 22-R02, Class 2M2, (US 30 Day Average SOFR + 3.00%), 8.069%, 1/25/42	427,000	429,468
Connecticut Avenue Securities Trust FRB Ser. 22-R07, Class 1M1, (US 30 Day Average SOFR + 2.95%), 8.019%, 6/25/42	153,013	156,976
Connecticut Avenue Securities Trust FRB Ser. 22-R06, Class 1M1, (US 30 Day Average SOFR + 2.75%), 7.819%, 5/25/42	40,910	41,776
Connecticut Avenue Securities Trust FRB Ser. 19-R01, Class 2M2, (US 30 Day Average SOFR + 2.45%), 7.633%, 7/25/31	4,797	4,815
Connecticut Avenue Securities Trust FRB Ser. 22-R08, Class 1M1, (US 30 Day Average SOFR + 2.55%), 7.619%, 7/25/42	61,541	62,926
Connecticut Avenue Securities Trust FRB Ser. 18-R07, Class 1M2, (US 30 Day Average SOFR + 2.40%), 7.583%, 4/25/31	4,337	4,352
Connecticut Avenue Securities Trust FRB Ser. 22-R09, Class 2M1, (US 30 Day Average SOFR + 2.50%), 7.569%, 9/25/42	118,468	120,153
Connecticut Avenue Securities Trust FRB Ser. 19-R02, Class 1M2, (US 30 Day Average SOFR + 2.30%), 7.483%, 8/25/31	514	514
Connecticut Avenue Securities Trust FRB Ser. 19-HRP1, Class M2, (US 30 Day Average SOFR + 2.15%), 7.333%, 11/25/39	64,045	64,340
Connecticut Avenue Securities Trust FRB Ser. 19-R03, Class 1M2, (US 30 Day Average SOFR + 2.15%), 7.333%, 9/25/31	999	1,000
Connecticut Avenue Securities Trust FRB Ser. 20-R01, Class 1M2, (US 30 Day Average SOFR + 2.05%), 7.233%, 1/25/40	437,918	440,738
Connecticut Avenue Securities Trust FRB Ser. 22-R03, Class 1M1, (US 30 Day Average SOFR + 2.10%), 7.169%, 3/25/42	189,763	191,186
Connecticut Avenue Securities Trust FRB Ser. 22-R04, Class 1M1, (US 30 Day Average SOFR + 2.00%), 7.069%, 3/25/42	111,213	112,047
Connecticut Avenue Securities Trust FRB Ser. 22-R02, Class 2M1, (US 30 Day Average SOFR + 1.10%), 6.269%, 1/25/42	81,015	80,964
Connecticut Avenue Securities Trust FRB Ser. 22-R01, Class 1M1, (US 30 Day Average SOFR + 1.00%), 6.069%, 12/25/41	94,204	93,876
Connecticut Avenue Securities Trust FRB Ser. 21-R01, Class 1M1, (US 30 Day Average SOFR + 0.75%), 5.819%, 10/25/41	1,819	1,814
GSAA Home Equity Trust Ser. 06-15, Class AF3A, 5.882%, 9/25/36(WAC)	900,507	299,565
JP Morgan Alternative Loan Trust FRB Ser. 07-S1, Class A1, (CME Term SOFR 1 Month + 0.56%), 5.972%, 4/25/47	150,738	141,085
Legacy Mortgage Asset Trust 144A
Ser. 20-GS5, Class A1, 3.25%, 6/25/60	199,167	196,285
Ser. 21-GS3, Class A1, 1.75%, 7/25/61	254,737	238,681
LHOME Mortgage Trust 144A Ser. 21-RTL2, Class A1, 2.09%, 6/25/26	365,000	346,082
Morgan Stanley Resecuritization Trust 144A Ser. 15-R4, Class CB1, 4.388%, 8/26/47(WAC)	99,216	94,602
New Residential Mortgage Loan Trust 144A FRB Ser. 18-4A, Class A1M, (ICE LIBOR USD 1 Month + 0.90%), 6.312%, 1/25/48	45,337	44,054
New York Mortgage Trust 144A Ser. 21-BPL1, Class A1, 2.239%, 5/25/26	294,822	290,227
NovaStar Mortgage Funding Trust FRB Ser. 06-5, Class A2C, (CME Term SOFR 1 Month + 0.45%), 5.752%, 11/25/36	1,022,315	304,661
Renaissance Home Equity Loan Trust FRB Ser. 03-4, Class A1, (CME Term SOFR 1 Month + 1.04%), 6.452%, 3/25/34	137,604	121,344
Structured Asset Mortgage Investments II Trust FRB Ser. 07-AR7, Class 1A1, (CME Term SOFR 1 Month + 0.85%), 6.262%, 5/25/47	289,997	237,479
Toorak Mortgage Corp., Ltd. 144A Ser. 21-1, Class A1, 2.24%, 6/25/24	108,948	107,999
Vista Point Securitization Trust 144A FRB Ser. 20-2, Class A2, 1.986%, 4/25/65(WAC)	63,932	56,281
WaMu Mortgage Pass-Through Certificates Trust
FRB Ser. 05-AR13, Class A1C3, (CME Term SOFR 1 Month + 0.98%), 6.392%, 10/25/45	106,624	97,868
FRB Ser. 05-AR9, Class A1C3, (CME Term SOFR 1 Month + 0.96%), 6.372%, 7/25/45	186,184	168,720
FRB Ser. 05-AR1, Class A1B, (CME Term SOFR 1 Month + 0.78%), 6.192%, 1/25/45	107,801	98,346
FRB Ser. 05-AR2, Class 2A1B, (CME Term SOFR 1 Month + 0.74%), 6.152%, 1/25/45	119,349	115,447
FRB Ser. 05-AR10, Class 1A3, 3.898%, 9/25/35(WAC)	82,605	76,584
Washington Mutual Asset-Backed Certificates Trust FRB Ser. 06-HE2, Class A3, (CME Term SOFR 1 Month + 0.41%), 5.712%, 5/25/36	501,755	356,516

		14,786,361

Total mortgage-backed securities (cost $44,347,580)		$40,376,383

CORPORATE BONDS AND NOTES (23.6%)(a)
		Principal amount	Value
Basic materials (1.4%)
Cabot Corp. sr. unsec. bonds 5.00%, 6/30/32		$225,000	$215,143
Celanese US Holdings, LLC company guaranty sr. unsec. notes 6.165%, 7/15/27 (Germany)		450,000	453,219
Glencore Finance Canada, Ltd. 144A company guaranty sr. unsec. unsub. notes 6.00%, 11/15/41 (Canada)		127,000	124,762
Huntsman International, LLC sr. unsec. notes 4.50%, 5/1/29		278,000	258,133
International Flavors & Fragrances, Inc. 144A sr. unsec. notes 2.30%, 11/1/30		107,000	85,242
Westlake Corp. sr. unsec. unsub. notes 3.60%, 8/15/26		504,000	476,226
WestRock MWV, LLC company guaranty sr. unsec. unsub. notes 8.20%, 1/15/30		172,000	196,692
Weyerhaeuser Co. sr. unsec. unsub. notes 7.375%, 3/15/32(R)		33,000	37,240

			1,846,657
Capital goods (0.7%)
Berry Global, Inc. 144A company guaranty sr. notes 1.65%, 1/15/27		351,000	304,616
Boeing Co. (The) sr. unsec. notes 2.196%, 2/4/26		179,000	165,193
Boeing Co. (The) sr. unsec. unsub. bonds 3.375%, 6/15/46		70,000	49,143
L3Harris Technologies, Inc. sr. unsec. notes 3.85%, 12/15/26		176,000	168,059
Raytheon Technologies Corp. sr. unsec. notes 5.15%, 2/27/33		75,000	75,048
Waste Management, Inc. company guaranty sr. unsec. notes 4.875%, 2/15/29		163,000	162,384

			924,443
Communication services (2.2%)
American Tower Corp. sr. unsec. notes 2.90%, 1/15/30(R)		241,000	207,450
American Tower Corp. sr. unsec. unsub. notes 3.55%, 7/15/27(R)		336,000	312,773
AT&T, Inc. company guaranty sr. unsec. unsub. notes 2.30%, 6/1/27		402,000	360,072
AT&T, Inc. sr. unsec. unsub. bonds 2.55%, 12/1/33		11,000	8,500
AT&T, Inc. sr. unsec. unsub. notes 4.25%, 3/1/27		295,000	285,256
Charter Communications Operating, LLC/Charter Communications Operating Capital Corp. company guaranty sr. sub. notes 4.908%, 7/23/25		464,000	455,793
Crown Castle, Inc. sr. unsec. bonds 3.80%, 2/15/28(R)		112,000	104,661
Crown Castle, Inc. sr. unsec. bonds 3.65%, 9/1/27(R)		192,000	179,686
Equinix, Inc. sr. unsec. sub. notes 3.20%, 11/18/29(R)		334,000	294,346
Sprint Capital Corp. company guaranty sr. unsec. unsub. notes 6.875%, 11/15/28		74,000	78,444
T-Mobile USA, Inc. company guaranty sr. notes 3.875%, 4/15/30		13,000	11,944
T-Mobile USA, Inc. company guaranty sr. notes 3.75%, 4/15/27		365,000	346,330
T-Mobile USA, Inc. company guaranty sr. unsec. bonds 5.05%, 7/15/33		35,000	34,242
Verizon Communications, Inc. sr. unsec. unsub. notes 2.10%, 3/22/28		257,000	224,797

			2,904,294
Conglomerates (0.1%)
General Electric Co. jr. unsec. sub. FRN (ICE LIBOR USD 3 Month + 3.33%), 8.882%, perpetual maturity		83,000	83,205

			83,205
Consumer cyclicals (1.9%)
Alimentation Couche-Tard, Inc. 144A company guaranty sr. unsec. notes 3.55%, 7/26/27 (Canada)		284,000	264,475
Autonation, Inc. sr. unsec. bonds 2.40%, 8/1/31		193,000	148,280
Block, Inc. sr. unsec. notes 3.50%, 6/1/31		354,000	296,502
Booking Holdings, Inc. sr. unsec. sub. notes 4.625%, 4/13/30		320,000	313,700
Global Payments, Inc. sr. unsec. notes 2.15%, 1/15/27		61,000	54,464
Lennar Corp. company guaranty sr. unsec. unsub. notes 4.75%, 11/29/27		133,000	129,534
Netflix, Inc. sr. unsec. bonds Ser. REGS, 3.875%, 11/15/29	EUR	435,000	470,477
Stellantis Finance US, Inc. 144A company guaranty sr. unsec. notes 1.711%, 1/29/27		$400,000	351,403
Warnermedia Holdings, Inc. company guaranty sr. unsec. notes 4.279%, 3/15/32		463,000	410,655

			2,439,490
Consumer staples (1.4%)
Ashtead Capital, Inc. 144A notes 4.375%, 8/15/27		435,000	410,792
ERAC USA Finance, LLC 144A company guaranty sr. unsec. notes 5.625%, 3/15/42		281,000	281,092
Haleon US Capital, LLC company guaranty sr. unsec. unsub. notes 3.375%, 3/24/27		250,000	235,282
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc. 144A company guaranty sr. unsec. notes 3.00%, 2/2/29		195,000	167,206
Kenvue, Inc. 144A company guaranty sr. unsec. notes 4.90%, 3/22/33		398,000	400,653
Kenvue, Inc. 144A company guaranty sr. unsec. unsub. bonds 5.05%, 3/22/53		62,000	62,330
Kenvue, Inc. 144A company guaranty sr. unsec. unsub. notes 5.05%, 3/22/28		50,000	50,436
Kraft Heinz Foods Co. company guaranty sr. unsec. sub. notes 3.875%, 5/15/27		242,000	232,025

			1,839,816
Energy (1.5%)
Cheniere Corpus Christi Holdings, LLC company guaranty sr. notes 5.125%, 6/30/27		231,000	228,586
Cheniere Energy Partners LP company guaranty sr. unsec. unsub. notes 3.25%, 1/31/32		153,000	127,317
Occidental Petroleum Corp. sr. unsec. sub. notes 8.50%, 7/15/27		318,000	344,903
ONEOK, Inc. company guaranty sr. unsec. unsub. notes 6.10%, 11/15/32		220,000	224,678
Ovintiv, Inc. company guaranty sr. unsec. bonds 6.25%, 7/15/33		47,000	47,456
Ovintiv, Inc. company guaranty sr. unsec. notes 5.65%, 5/15/28		61,000	60,612
Ovintiv, Inc. company guaranty sr. unsec. notes 5.65%, 5/15/25		47,000	46,901
Petrobras Global Finance BV company guaranty sr. unsec. unsub. bonds 6.50%, 7/3/33 (Brazil)		44,000	43,216
Petrobras Global Finance BV company guaranty sr. unsec. unsub. notes 6.25%, 3/17/24 (Brazil)		267,000	266,313
Petroleos Mexicanos company guaranty sr. unsec. unsub. FRB 5.95%, 1/28/31 (Mexico)		246,000	182,646
Petroleos Mexicanos company guaranty sr. unsec. unsub. notes 6.70%, 2/16/32 (Mexico)		31,000	23,886
Petroleos Mexicanos company guaranty sr. unsec. unsub. notes 6.49%, 1/23/27 (Mexico)		90,000	80,195
Sabine Pass Liquefaction, LLC sr. notes 5.00%, 3/15/27		244,000	241,666
Targa Resources Partners LP/Targa Resources Partners Finance Corp. company guaranty sr. unsec. unsub. notes 4.875%, 2/1/31		75,000	69,652

			1,988,027
Financials (9.0%)
ABN AMRO Bank NV 144A unsec. sub. notes 4.75%, 7/28/25 (Netherlands)		400,000	388,516
AerCap Ireland Capital DAC/AerCap Global Aviation Trust company guaranty sr. unsec. bonds 3.30%, 1/30/32 (Ireland)		660,000	541,540
Air Lease Corp. sr. unsec. sub. bonds 4.625%, 10/1/28		380,000	360,372
Ally Financial, Inc. company guaranty sr. unsec. notes 8.00%, 11/1/31		180,000	190,980
Aon PLC company guaranty sr. unsec. unsub. notes 4.25%, 12/12/42		386,000	306,467
Ares Capital Corp. sr. unsec. sub. notes 3.875%, 1/15/26		524,000	489,410
Banco Santander SA sr. unsec. unsub. notes 4.379%, 4/12/28 (Spain)		200,000	189,244
Banco Santander SA unsec. sub. notes 5.179%, 11/19/25 (Spain)		400,000	390,935
Bank of America Corp. jr. unsec. sub. FRN Ser. Z, 6.50%, perpetual maturity		346,000	344,443
Bank of America Corp. unsec. sub. FRB 3.846%, 3/8/37		525,000	452,560
BNP Paribas SA 144A unsec. sub. notes 4.375%, 5/12/26 (France)		400,000	385,072
BPCE SA 144A sr. unsec. notes 3.50%, 10/23/27 (France)		250,000	228,720
BPCE SA 144A unsec. sub. notes 4.50%, 3/15/25 (France)		540,000	520,895
Capital One Financial Corp. sr. unsec. unsub. FRN 1.878%, 11/2/27		264,000	230,649
Citigroup, Inc. jr. unsec. sub. FRN 3.875%, perpetual maturity		415,000	361,216
Citigroup, Inc. sub. unsec. bonds 6.174%, 5/25/34		67,000	68,060
Commonwealth Bank of Australia 144A sr. unsec. notes 2.552%, 3/14/27 (Australia)		177,000	162,199
Corebridge Financial, Inc. sr. unsec. notes 3.85%, 4/5/29		165,000	151,256
Credit Agricole SA 144A unsec. sub. FRN 4.00%, 1/10/33 (France)		400,000	360,655
Credit Suisse Group AG 144A sr. unsec. FRN 2.193%, 6/5/26 (Switzerland)		250,000	231,858
Credit Suisse Group AG 144A sr. unsec. unsub. FRN 1.305%, 2/2/27 (Switzerland)		379,000	335,631
Deutsche Bank AG unsec. sub. notes 4.50%, 4/1/25 (Germany)		400,000	385,352
Fidelity National Financial, Inc. sr. unsec. bonds 3.20%, 9/17/51		160,000	95,442
First-Citizens Bank & Trust Co. unsec. sub. notes 6.125%, 3/9/28		306,000	306,085
GLP Capital LP/GLP Financing II, Inc. company guaranty sr. unsec. unsub. notes 5.375%, 4/15/26		88,000	86,360
Goldman Sachs Group, Inc. (The) jr. unsec. sub. FRN 3.65%, 7/28/51		63,000	51,378
Goldman Sachs Group, Inc. (The) sr. unsec. unsub. notes 2.60%, 2/7/30		138,000	117,375
Goldman Sachs Group, Inc. (The) unsec. sub. notes 5.95%, 1/15/27		192,000	195,012
Intercontinental Exchange, Inc. sr. unsec. notes 4.35%, 6/15/29		222,000	215,787
Intesa Sanpaolo SpA 144A unsec. sub. bonds 4.198%, 6/1/32 (Italy)		505,000	388,901
JPMorgan Chase & Co. unsec. sub. notes 4.125%, 12/15/26		113,000	108,800
Massachusetts Mutual Life Insurance Co. 144A unsec. sub. bonds 3.729%, 10/15/70		429,000	287,741
MetLife Capital Trust IV 144A jr. unsec. sub. notes 7.875%, 12/15/37		110,000	115,063
Nasdaq, Inc. sr. unsec. bonds 5.95%, 8/15/53		42,000	42,851
Nasdaq, Inc. sr. unsec. sub. bonds 5.55%, 2/15/34		38,000	38,342
NatWest Group PLC sr. unsec. unsub. FRN 1.642%, 6/14/27 (United Kingdom)		595,000	526,867
Societe Generale SA 144A jr. unsec. sub. notes 5.375%, perpetual maturity (France)		643,000	512,857
Teachers Insurance & Annuity Association of America 144A unsec. sub. notes 6.85%, 12/16/39		102,000	113,143
UBS Group AG 144A jr. unsec. sub. FRN 4.375%, perpetual maturity (Switzerland)		225,000	167,861
UBS Group Funding Switzerland AG company guaranty jr. unsec. sub. FRN Ser. REGS, 6.875%, perpetual maturity (Switzerland)		300,000	278,262
US Bancorp unsec. sub. FRB 2.491%, 11/3/36		500,000	376,429
VICI Properties LP sr. unsec. unsub. notes 4.75%, 2/15/28(R)		183,000	174,449
VICI Properties LP/VICI Note Co., Inc. 144A company guaranty sr. unsec. notes 3.75%, 2/15/27(R)		68,000	62,777
Wells Fargo & Co. jr. unsec. sub. FRN 3.90%, perpetual maturity		133,000	119,594
Wells Fargo & Co. unsec. sub. notes Ser. GMTN, 4.30%, 7/22/27		222,000	213,697

			11,671,103
Health care (1.2%)
Amgen, Inc. sr. unsec. unsub. bonds 5.65%, 3/2/53		103,000	103,172
Amgen, Inc. sr. unsec. unsub. notes 5.25%, 3/2/30		205,000	205,398
Danaher Corp. sr. unsec. unsub. notes 3.35%, 9/15/25		168,000	162,030
Eli Lilly and Co. sr. unsec. unsub. bonds 4.875%, 2/27/53		85,000	85,982
GE Healthcare Holding, LLC company guaranty sr. unsec. notes 5.65%, 11/15/27		190,000	193,706
HCA, Inc. 144A company guaranty sr. unsec. sub. notes 3.625%, 3/15/32		65,000	56,483
Humana, Inc. sr. unsec. unsub. bonds 5.50%, 3/15/53		30,000	29,664
Humana, Inc. sr. unsec. unsub. notes 5.75%, 3/1/28		200,000	204,142
Pfizer Investment Enterprises PTE, Ltd. company guaranty sr. unsec. notes 5.30%, 5/19/53 (Singapore)		138,000	141,800
Pfizer Investment Enterprises PTE, Ltd. company guaranty sr. unsec. notes 4.75%, 5/19/33 (Singapore)		193,000	191,724
Pfizer Investment Enterprises PTE, Ltd. company guaranty sr. unsec. notes 4.45%, 5/19/28 (Singapore)		114,000	112,076
Service Corp. International sr. unsec. notes 4.625%, 12/15/27		85,000	80,538

			1,566,715
Technology (2.1%)
Apple, Inc. sr. unsec. bonds 4.85%, 5/10/53		238,000	242,392
Apple, Inc. sr. unsec. notes 4.30%, 5/10/33		198,000	196,929
Broadcom Corp./Broadcom Cayman Finance, Ltd. company guaranty sr. unsec. unsub. notes 3.875%, 1/15/27		461,000	439,524
Broadcom, Inc. company guaranty sr. unsec. bonds 4.15%, 11/15/30		296,000	272,130
Broadcom, Inc. 144A sr. unsec. bonds 4.926%, 5/15/37		404,000	367,088
Meta Platforms, Inc. sr. unsec. bonds 5.60%, 5/15/53		113,000	116,355
Meta Platforms, Inc. sr. unsec. notes 4.95%, 5/15/33		113,000	113,791
Meta Platforms, Inc. sr. unsec. unsub. bonds 4.45%, 8/15/52		204,000	177,971
Meta Platforms, Inc. sr. unsec. unsub. notes 3.50%, 8/15/27		88,000	84,060
MSCI, Inc. 144A company guaranty sr. unsec. notes 3.625%, 9/1/30		72,000	63,060
Oracle Corp. sr. unsec. bonds 3.95%, 3/25/51		60,000	45,049
Oracle Corp. sr. unsec. bonds 3.65%, 3/25/41		172,000	132,632
Oracle Corp. sr. unsec. notes 2.95%, 4/1/30		85,000	74,171
Oracle Corp. sr. unsec. unsub. bonds 4.00%, 11/15/47		60,000	46,109
Sensata Technologies, Inc. 144A company guaranty sr. unsec. notes 3.75%, 2/15/31		426,000	359,791

			2,731,052
Transportation (0.4%)
Penske Truck Leasing Co. LP/PTL Finance Corp. 144A sr. unsec. bonds 3.40%, 11/15/26		103,000	95,249
Penske Truck Leasing Co. LP/PTL Finance Corp. 144A sr. unsec. notes 4.40%, 7/1/27		439,000	416,141

			511,390
Utilities and power (1.7%)
AES Corp. (The) sr. unsec. notes 1.375%, 1/15/26		226,000	204,274
American Electric Power Co., Inc. sr. unsec. unsub. bonds 5.625%, 3/1/33		110,000	111,763
Boardwalk Pipelines LP company guaranty sr. unsec. notes 3.60%, 9/1/32		62,000	52,874
Energy Transfer LP jr. unsec. sub. FRN 6.625%, perpetual maturity		330,000	261,525
Eversource Energy sr. unsec. unsub. notes 5.45%, 3/1/28		55,000	55,784
Georgia Power Co. sr. unsec. unsub. notes 4.95%, 5/17/33		135,000	133,015
IPALCO Enterprises, Inc. sr. notes 4.25%, 5/1/30		351,000	319,859
Kinder Morgan Energy Partners LP company guaranty sr. unsec. notes 5.40%, 9/1/44		220,000	196,001
Pacific Gas and Electric Co. sr. bonds 5.90%, 6/15/32		129,000	125,061
Pacific Gas and Electric Co. sr. bonds 4.95%, 7/1/50		100,000	79,972
Vistra Operations Co., LLC 144A company guaranty sr. notes 4.30%, 7/15/29		204,000	181,895
Vistra Operations Co., LLC 144A company guaranty sr. notes 3.55%, 7/15/24		108,000	104,959
WEC Energy Group, Inc. jr. unsec. sub. FRN Ser. A, (ICE LIBOR USD 3 Month + 2.11%), 7.433%, 5/15/67		498,000	427,284

			2,254,266

Total corporate bonds and notes (cost $33,505,360)			$30,760,458

COLLATERALIZED LOAN OBLIGATIONS (3.9%)(a)
	Principal amount	Value
AIG CLO, Ltd. 144A FRB Ser. 21-1A, Class A, (CME Term SOFR 3 Month + 1.36%), 6.707%, 4/22/34	$250,000	$247,440
Apex Credit CLO, Ltd. 144A FRB Ser. 21-2A, Class A1R, (CME Term SOFR 3 Month + 1.41%), 6.763%, 10/25/32 (Cayman Islands)	250,000	246,801
Bain Capital Credit CLO, Ltd. 144A FRB Ser. 23-3A, Class A, (CME Term SOFR 3 Month + 1.80%), 7.039%, 7/24/36 (Jersey)(FWC)	250,000	250,021
Barings CLO, Ltd. 144A FRB Ser. 23-1A, Class A, (CME Term SOFR 3 Month + 1.75%), 6.855%, 4/20/36 (Cayman Islands)	250,000	250,856
BlueMountain CLO XXXII, Ltd. 144A FRB Ser. 21-32A, Class A, (CME Term SOFR 3 Month + 1.43%), 6.74%, 10/15/34 (Cayman Islands)	250,000	248,012
CarVal CLO II, Ltd. 144A FRB Ser. 21-1A, Class ANR, (CME Term SOFR 3 Month + 1.37%), 6.698%, 4/20/32 (Cayman Islands)	313,000	311,640
Diameter Capital CLO 1, Ltd. 144A FRB Ser. 21-1A, Class A1A, (CME Term SOFR 3 Month + 1.50%), 6.81%, 7/15/36	250,000	248,283
Elmwood CLO 23, Ltd. 144A FRB Ser. 23-2A, Class A, (CME Term SOFR 3 Month + 1.80%), 6.857%, 4/16/36 (Cayman Islands)	250,000	251,070
Guggenheim 1828 CLO, Ltd. 144A FRB Ser. 18-1A, Class A1S1, (CME Term SOFR 3 Month + 1.49%), 6.80%, 10/15/31 (Cayman Islands)	398,485	397,789
Gulf Stream Meridian 1, Ltd. 144A FRB Ser. 20-IA, Class A1, (CME Term SOFR 3 Month + 1.63%), 6.94%, 4/15/33 (Cayman Islands)	250,000	248,848
Madison Park Funding XIV, Ltd. 144A FRB Ser. 18-14A, Class A2RR, (CME Term SOFR 3 Month + 1.66%), 7.007%, 10/22/30 (Cayman Islands)	250,000	244,958
Nassau, Ltd. 144A FRB Ser. 21-IA, Class ANAR, (ICE LIBOR USD 3 Month + 1.35%), 6.92%, 4/15/31 (Cayman Islands)	249,260	246,111
Palmer Square CLO, Ltd. 144A FRB Ser. 22-5A, Class A, (CME Term SOFR 3 Month + 2.00%), 7.326%, 10/20/35 (Jersey)	250,000	251,561
Park Avenue Institutional Advisers CLO, Ltd. 144A FRB Ser. 19-1A, Class A2A, (ICE LIBOR USD 3 Month + 2.00%), 7.321%, 5/15/32 (Cayman Islands)	250,000	247,440
Steele Creek CLO, Ltd. 144A FRB Ser. 17-1A, Class A, (CME Term SOFR 3 Month + 1.51%), 6.82%, 10/15/30 (Cayman Islands)	234,417	233,860
Venture 37 CLO, Ltd. 144A FRB Ser. 21-37A, Class A1R, (CME Term SOFR 3 Month + 1.41%), 6.72%, 7/15/32 (Cayman Islands)	300,000	295,800
Venture XIX CLO, Ltd. 144A FRB Ser. 18-19A, Class ARR, (CME Term SOFR 3 Month + 1.52%), 6.83%, 1/15/32 (Cayman Islands)	250,000	248,321
Venture XXVI CLO, Ltd. 144A FRB Ser. 21-26A, Class BR, (CME Term SOFR 3 Month + 1.96%), 7.288%, 1/20/29 (Cayman Islands)	200,000	194,828
Zais CLO, Ltd. 144A FRB Ser. 19-13A, Class A1A, (CME Term SOFR 3 Month + 1.75%), 7.06%, 7/15/32	364,000	360,755

Total collateralized loan obligations (cost $5,001,777)		$5,024,394

ASSET-BACKED SECURITIES (0.6%)(a)
	Principal amount	Value
NewRez Warehouse Securitization Trust 144A FRB Ser. 21-1, Class A, (ICE LIBOR USD 1 Month + 0.75%), 6.162%, 5/7/24	$351,000	$348,477
Station Place Securitization Trust 144A FRB Ser. 23-2, Class A1, (CME Term SOFR 1 Month + 0.95%), 6.103%, 6/29/24	420,000	416,552

Total asset-backed securities (cost $768,477)		$765,029

SHORT-TERM INVESTMENTS (6.6%)(a)
		Principal amount/shares	Value
Putnam Short Term Investment Fund Class P 5.39%(AFF)	Shares	6,126,327	$6,126,327
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.19%(P)	Shares	871,000	871,000
U.S. Treasury Bills 5.453%, 10/26/23(SEGSF)		$400,000	394,971
U.S. Treasury Bills 5.431%, 12/7/23(SEGSF)		100,000	98,128
U.S. Treasury Bills 5.153%, 11/9/23(SEG)(SEGSF)(SEGTBA)		1,100,000	1,083,874

Total short-term investments (cost $8,575,352)			$8,574,300
TOTAL INVESTMENTS

Total investments (cost $201,793,638)			$187,528,196

	FORWARD CURRENCY CONTRACTS at 7/31/23 (aggregate face value $49,711,099) (Unaudited)
	Counterparty	Currency	Contract type*	Delivery date	Value	Aggregate face value	Unrealized appreciation/ (depreciation)
	Bank of America N.A.
		Australian Dollar	Buy	10/18/23	$4,041	$3,993	$48
		Canadian Dollar	Sell	10/18/23	1,216,358	1,208,758	(7,600)
		Czech Koruna	Buy	9/20/23	94,803	93,242	1,561
		Euro	Sell	9/20/23	211,497	207,407	(4,090)
		Japanese Yen	Buy	8/16/23	567,169	594,936	(27,767)
		Mexican Peso	Sell	10/18/23	372,121	362,350	(9,771)
		New Zealand Dollar	Sell	10/18/23	6,770	6,644	(126)
		Swedish Krona	Sell	9/20/23	2,236	2,216	(20)
	Barclays Bank PLC
		British Pound	Buy	9/20/23	7,702	7,432	270
		Euro	Buy	9/20/23	37,583	36,985	598
		Swiss Franc	Sell	9/20/23	302,339	293,250	(9,089)
	Citibank, N.A.
		Australian Dollar	Buy	10/18/23	337	333	4
		Danish Krone	Sell	9/20/23	135,845	133,236	(2,609)
		Euro	Buy	9/20/23	65,245	65,060	185
		Norwegian Krone	Sell	9/20/23	46,654	43,903	(2,751)
		Romanian Leu	Buy	9/20/23	76,723	74,394	2,329
	Goldman Sachs International
		Chinese Yuan (Offshore)	Sell	8/16/23	110,447	114,370	3,923
		Indonesian Rupiah	Buy	8/16/23	432,357	441,573	(9,216)
		Norwegian Krone	Sell	9/20/23	3,844	3,571	(273)
		Polish Zloty	Sell	9/20/23	90,278	85,712	(4,566)
		South African Rand	Sell	10/18/23	17,769	16,908	(861)
		Swedish Krona	Sell	9/20/23	131,599	130,280	(1,319)
		Swiss Franc	Buy	9/20/23	217,964	211,433	6,531
	HSBC Bank USA, National Association
		Australian Dollar	Buy	10/18/23	77,715	76,789	926
		British Pound	Sell	9/20/23	279,186	284,594	5,408
		Canadian Dollar	Buy	10/18/23	202,461	201,198	1,263
		Chinese Yuan (Offshore)	Buy	8/16/23	5,633,058	5,826,336	(193,278)
		Danish Krone	Sell	9/20/23	61,663	60,463	(1,200)
		Euro	Sell	9/20/23	8,418,980	8,282,167	(136,813)
		Japanese Yen	Buy	8/16/23	722,883	765,507	(42,624)
		Polish Zloty	Sell	9/20/23	91,100	86,429	(4,671)
		Swedish Krona	Sell	9/20/23	59,315	58,762	(553)
		Swiss Franc	Buy	9/20/23	134,400	130,372	4,028
	JPMorgan Chase Bank N.A.
		Australian Dollar	Buy	10/18/23	65,257	64,500	757
		British Pound	Sell	9/20/23	1,222,774	1,175,765	(47,009)
		Canadian Dollar	Buy	10/18/23	14,348	14,259	89
		Euro	Buy	9/20/23	5,906,919	5,811,130	95,789
		Norwegian Krone	Sell	9/20/23	29,726	27,609	(2,117)
		Singapore Dollar	Buy	8/16/23	190,462	190,091	371
		South Korean Won	Buy	8/16/23	940,973	903,624	37,349
		Swiss Franc	Buy	9/20/23	5,071	4,920	151
	Morgan Stanley & Co. International PLC
		Australian Dollar	Buy	10/18/23	36,905	36,472	433
		British Pound	Buy	9/20/23	832,426	801,438	30,988
		Canadian Dollar	Buy	10/18/23	335,916	333,827	2,089
		Euro	Buy	9/20/23	103,930	93,490	10,440
		Japanese Yen	Sell	8/16/23	224,792	231,504	6,712
		Mexican Peso	Sell	10/18/23	74,787	72,817	(1,970)
		New Zealand Dollar	Sell	10/18/23	412,002	404,279	(7,723)
		Norwegian Krone	Sell	9/20/23	246,362	231,718	(14,644)
		Polish Zloty	Sell	9/20/23	61,563	58,455	(3,108)
		Swedish Krona	Sell	9/20/23	87,657	85,429	(2,228)
	NatWest Markets PLC
		British Pound	Buy	9/20/23	99,352	96,560	2,792
		Chinese Yuan (Offshore)	Sell	8/16/23	186,181	186,216	35
		Euro	Sell	9/20/23	2,600,891	2,558,482	(42,409)
		Japanese Yen	Buy	8/16/23	1	1	—
		New Zealand Dollar	Sell	10/18/23	2,050	2,011	(39)
		Swedish Krona	Sell	9/20/23	119,028	115,763	(3,265)
	State Street Bank and Trust Co.
		Australian Dollar	Sell	10/18/23	717,016	708,496	(8,520)
		Canadian Dollar	Sell	10/18/23	31,505	32,239	734
		Chinese Yuan (Offshore)	Buy	8/16/23	1,203,970	1,243,961	(39,991)
		Euro	Buy	9/20/23	219,432	214,774	4,658
		Hong Kong Dollar	Buy	8/16/23	25,544	25,472	72
		Hungarian Forint	Buy	9/20/23	45,614	45,385	229
		Israeli Shekel	Buy	10/18/23	106,042	105,588	454
		Japanese Yen	Buy	8/16/23	1,635,905	1,715,956	(80,051)
		New Zealand Dollar	Sell	10/18/23	135,408	132,859	(2,549)
		Norwegian Krone	Sell	9/20/23	115,611	107,375	(8,236)
		Swedish Krona	Sell	9/20/23	194,123	192,168	(1,955)
		Swiss Franc	Sell	9/20/23	68,927	67,997	(930)
	Toronto-Dominion Bank
		British Pound	Sell	9/20/23	7,060	6,833	(227)
		Euro	Buy	9/20/23	198,602	202,185	(3,583)
		Japanese Yen	Buy	8/16/23	903,289	947,508	(44,219)
		Norwegian Krone	Sell	9/20/23	126,057	117,119	(8,938)
	UBS AG
		Australian Dollar	Buy	10/18/23	2,828	2,795	33
		British Pound	Sell	9/20/23	743,984	717,803	(26,181)
		Canadian Dollar	Buy	10/18/23	9,034	8,978	56
		Chinese Yuan (Offshore)	Sell	8/16/23	172,270	179,189	6,919
		Euro	Buy	9/20/23	5,987,484	5,890,677	96,807
		Japanese Yen	Buy	8/16/23	1,611,670	1,690,485	(78,815)
		New Zealand Dollar	Sell	10/18/23	23,169	22,738	(431)
		Swedish Krona	Sell	9/20/23	226,175	223,915	(2,260)
		Swiss Franc	Sell	9/20/23	461	447	(14)
	WestPac Banking Corp.
		British Pound	Sell	9/20/23	121,430	120,588	(842)
		Euro	Buy	9/20/23	1,566,993	1,541,680	25,313
		New Zealand Dollar	Sell	10/18/23	35,593	34,926	(667)

	Unrealized appreciation						350,344

	Unrealized (depreciation)						(892,118)

	Total						$(541,774)
*	The exchange currency for all contracts listed is the United States Dollar.

FUTURES CONTRACTS OUTSTANDING at 7/31/23 (Unaudited)
	Number of contracts	Notional amount	Value	Expiration date	Unrealized appreciation/ (depreciation)
Canadian Government Bond 10 yr (Long)	2	$182,156	$182,156	Sep-23	$(5,360)
Euro-Bobl 5 yr (Long)	9	1,146,789	1,146,790	Sep-23	(12,090)
Euro-Bund 10 yr (Long)	5	731,168	731,168	Sep-23	(10,345)
Euro-Buxl 30 yr (Long)	4	591,883	591,883	Sep-23	(11,531)
Euro-Schatz 2 yr (Short)	6	693,015	693,015	Sep-23	3,913
Japanese Government Bond 10 yr (Long)	3	3,095,631	3,095,631	Sep-23	(28,270)
Japanese Government Bond 10 yr (Short)	10	10,318,771	10,318,771	Sep-23	94,149
U.S. Treasury Bond 30 yr (Long)	16	1,991,000	1,991,000	Sep-23	(38,161)
U.S. Treasury Bond Ultra 30 yr (Long)	14	1,851,063	1,851,063	Sep-23	(33,281)
U.S. Treasury Note 2 yr (Short)	72	14,618,250	14,618,250	Sep-23	212,861
U.S. Treasury Note 5 yr (Long)	60	6,409,219	6,409,219	Sep-23	(129,424)
U.S. Treasury Note 10 yr (Long)	38	4,233,438	4,233,438	Sep-23	(104,585)
U.S. Treasury Note Ultra 10 yr (Long)	8	935,875	935,875	Sep-23	(20,362)

Unrealized appreciation					310,923

Unrealized (depreciation)					(393,409)

Total					$(82,486)

FORWARD PREMIUM SWAP OPTION CONTRACTS OUTSTANDING at 7/31/23 (Unaudited)
Counterparty Fixed right or obligation % to receive or (pay)/Floating rate index/Maturity date	Expiration date/strike		Notional/ Contract amount	Premium receivable/ (payable)	Unrealized appreciation/ (depreciation)
Bank of America N.A.
(3.63)/US SOFR/Mar-26 (Written)	Mar-24/3.63		$9,962,200	$124,029	$74,617
3.63/US SOFR/Mar-26 (Written)	Mar-24/3.63		9,962,200	124,029	(26,998)
(3.073)/US SOFR/Jun-37 (Written)	Jun-27/3.073		5,748,900	418,232	124,406
3.073/US SOFR/Jun-37 (Written)	Jun-27/3.073		5,748,900	418,232	(19,259)
(3.1625)/US SOFR/Mar-37 (Written)	Mar-27/3.1625		4,789,100	330,448	78,685
3.1625/US SOFR/Mar-37 (Written)	Mar-27/3.1625		4,789,100	330,448	(7,902)
(0.7988)/US SOFR/Apr-34 (Written)	Apr-24/0.7988		3,876,400	4,787	4,070
(3.095)/US SOFR/Mar-36 (Written)	Mar-26/3.095		3,812,100	252,361	82,837
3.095/US SOFR/Mar-36 (Written)	Mar-26/3.095		3,812,100	252,361	(1,449)
(3.343)/US SOFR/Dec-35 (Purchased)	Dec-25/3.343		2,505,700	(162,495)	(23,879)
3.343/US SOFR/Dec-35 (Purchased)	Dec-25/3.343		2,505,700	(162,495)	(32,273)
(3.101)/US SOFR/Jun-39 (Written)	Jun-29/3.101		2,276,600	177,802	42,846
3.101/US SOFR/Jun-39 (Written)	Jun-29/3.101		2,276,600	177,802	(12,772)
(2.558)/US SOFR/Dec-57 (Purchased)	Dec-27/2.558		2,156,400	(318,716)	47,484
2.558/US SOFR/Dec-57 (Purchased)	Dec-27/2.558		2,156,400	(318,716)	(133,611)
(3.03)/US SOFR/Mar-36 (Purchased)	Mar-26/3.03		1,957,700	(125,195)	9,965
3.03/US SOFR/Mar-36 (Purchased)	Mar-26/3.03		1,957,700	(125,195)	(42,913)
1.8838/US SOFR/Apr-34 (Purchased)	Apr-24/1.8838		1,938,200	(14,176)	(10,699)
(2.47)/US SOFR/Dec-57 (Purchased)	Dec-27/2.47		1,742,600	(258,776)	52,940
2.47/US SOFR/Dec-57 (Purchased)	Dec-27/2.47		1,742,600	(258,776)	(118,201)
(1.405)/US SOFR/Dec-58 (Purchased)	Dec-28/1.405		1,573,300	(241,305)	240,967
1.405/US SOFR/Dec-58 (Purchased)	Dec-28/1.405		1,573,300	(241,305)	(161,735)
3.49/US SOFR/May-40 (Purchased)	May-30/3.49		1,519,000	(201,210)	(1,003)
(3.49)/US SOFR/May-40 (Purchased)	May-30/3.49		1,519,000	(201,210)	(2,522)
(0.9876)/US SOFR/Mar-50 (Purchased)	Mar-30/0.9876		1,070,200	(345,631)	15,336
0.9876/US SOFR/Mar-50 (Purchased)	Mar-30/0.9876		1,070,200	(23,247)	(5,972)
(3.03)/US SOFR/Feb-33 (Written)	Feb-28/3.03		1,008,600	38,327	5,124
3.03/US SOFR/Feb-33 (Written)	Feb-28/3.03		1,008,600	38,327	(7,423)
(3.17)/US SOFR/Dec-35 (Purchased)	Dec-25/3.17		999,500	(51,974)	8,306
2.67/US SOFR/Dec-35 (Purchased)	Dec-25/2.67		999,500	(50,975)	(22,519)
(1.0035)/US SOFR/Mar-34 (Written)	Mar-24/1.0035		969,100	1,468	1,299
2.0035/US SOFR/Mar-34 (Purchased)	Mar-24/2.0035		678,400	(5,269)	(4,186)
(0.6385)/US SOFR/Mar-40 (Purchased)	Mar-30/0.6385		564,100	(130,720)	6,357
0.6385/US SOFR/Mar-40 (Purchased)	Mar-30/0.6385		564,100	(5,515)	(1,196)
(0.5644)/US SOFR/Mar-40 (Purchased)	Mar-30/0.5644		287,300	(68,216)	3,252
0.5644/US SOFR/Mar-40 (Purchased)	Mar-30/0.5644		287,300	(2,629)	(575)
Barclays Bank PLC
(3.09)/US SOFR/Dec-42 (Purchased)	Dec-32/3.09		3,823,600	(311,050)	28,409
3.09/US SOFR/Dec-42 (Purchased)	Dec-32/3.09		3,823,600	(311,050)	(56,704)
Citibank, N.A.
2.394/US SOFR/Sep-33 (Purchased)	Sep-23/2.394		3,465,600	(41,934)	(40,998)
(1.826)/US SOFR/Jan-42 (Purchased)	Jan-32/1.826		2,979,400	(220,029)	192,588
1.826/US SOFR/Jan-42 (Purchased)	Jan-32/1.826		2,979,400	(220,029)	(111,757)
3.44/US SOFR/Aug-33 (Purchased)	Aug-23/3.44		2,095,100	(8,171)	(5,971)
(3.28)/US SOFR/Jul-36 (Written)	Jul-26/3.28		1,598,000	89,488	5,785
3.28/US SOFR/Jul-36 (Written)	Jul-26/3.28		1,598,000	89,488	(7,686)
(3.49)/US SOFR/Oct-33 (Purchased)	Oct-23/3.49		1,552,200	(27,474)	8,196
4.05/US SOFR/Oct-33 (Written)	Oct-23/4.05		1,552,200	6,209	(1,257)
3.77/US SOFR/Oct-33 (Written)	Oct-23/3.77		1,552,200	13,349	(4,020)
(3.69)/US SOFR/Aug-33 (Written)	Aug-23/3.69		1,047,600	11,576	4,452
(1.34)/US SOFR/Jan-61 (Purchased)	Jan-41/1.34		933,600	(218,238)	7,534
1.34/US SOFR/Jan-61 (Purchased)	Jan-41/1.34		933,600	(77,956)	(10,970)
(2.14)/US SOFR/Jun-41 (Purchased)	Jun-31/2.14		577,800	(74,559)	5,379
2.14/US SOFR/Jun-41 (Purchased)	Jun-31/2.14		577,800	(22,419)	(4,490)
(0.055)/3 month EUR-EURIBOR/Mar-25 (Written)	Mar-24/0.055	EUR	43,551,100	139,730	137,428
0.555/3 month EUR-EURIBOR/Mar-25 (Purchased)	Mar-24/0.555	EUR	21,775,600	(137,362)	(135,274)
3.18/6 month EUR-EURIBOR/Mar-29 (Purchased)	Mar-24/3.18	EUR	4,191,800	(91,707)	(8,526)
(3.18)/6 month EUR-EURIBOR/Mar-29 (Purchased)	Mar-24/3.18	EUR	4,191,800	(91,707)	(37,701)
Deutsche Bank AG
(2.98)/US SOFR/Mar-35 (Written)	Mar-30/2.98		$8,012,600	370,983	87,417
2.98/US SOFR/Mar-35 (Written)	Mar-30/2.98		8,012,600	370,983	(42,066)
(3.19)/US SOFR/Mar-38 (Written)	Mar-28/3.19		1,043,900	72,708	12,725
3.19/US SOFR/Mar-38 (Written)	Mar-28/3.19		1,043,900	72,708	(5,721)
2.818/3 month EUR-EURIBOR/Mar-29 (Written)	Mar-28/2.818	EUR	5,984,400	57,784	4,935
(2.818)/3 month EUR-EURIBOR/Mar-29 (Written)	Mar-28/2.818	EUR	5,984,400	57,784	1,513
Goldman Sachs International
(2.40)/US SOFR/May-57 (Purchased)	May-27/2.40		$5,415,500	(698,600)	283,718
2.40/US SOFR/May-57 (Purchased)	May-27/2.40		5,415,500	(698,600)	(333,053)
(2.525)/US SOFR/Mar-47 (Purchased)	Mar-27/2.525		371,900	(52,438)	5,158
2.525/US SOFR/Mar-47 (Purchased)	Mar-27/2.525		371,900	(21,886)	(5,288)
2.85/3 month EUR-EURIBOR/Mar-29 (Purchased)	Mar-28/2.85	EUR	5,969,200	(56,149)	(656)
(2.85)/3 month EUR-EURIBOR/Mar-29 (Purchased)	Mar-28/2.85	EUR	5,969,200	(56,149)	(5,644)
3.18/6 month EUR-EURIBOR/Sep-33 (Purchased)	Sep-23/3.18	EUR	216,300	(6,092)	(2,324)
(3.18)/6 month EUR-EURIBOR/Sep-33 (Purchased)	Sep-23/3.18	EUR	216,300	(6,092)	(4,825)
JPMorgan Chase Bank N.A.
(3.0175)/US SOFR/Dec-42 (Purchased)	Dec-32/3.0175		$4,312,800	(363,353)	33,036
3.0175/US SOFR/Dec-42 (Purchased)	Dec-32/3.0175		4,312,800	(363,353)	(81,512)
(1.70)/US SOFR/Jan-29 (Written)	Jan-24/1.70		3,884,900	82,894	79,563
1.70/US SOFR/Jan-29 (Written)	Jan-24/1.70		3,884,900	82,894	(270,933)
(3.115)/US SOFR/Mar-43 (Written)	Mar-33/3.115		2,919,300	246,389	45,716
3.115/US SOFR/Mar-43 (Written)	Mar-33/3.115		2,919,300	246,389	(12,962)
(2.317)/US SOFR/Apr-42 (Written)	Apr-32/2.317		2,442,700	206,897	90,575
2.317/US SOFR/Apr-42 (Written)	Apr-32/2.317		2,442,700	206,897	(82,881)
(3.3225)/US SOFR/Jul-38 (Written)	Jul-28/3.3225		2,317,400	156,656	11,425
3.3225/US SOFR/Jul-38 (Written)	Jul-28/3.3225		2,317,400	156,656	(8,737)
(3.1525)/US SOFR/Mar-40 (Written)	Mar-30/3.1525		1,000,500	79,290	16,248
3.1525/US SOFR/Mar-40 (Written)	Mar-30/3.1525		1,000,500	79,290	(4,842)
(3.0925)/US SOFR/Mar-43 (Written)	Mar-33/3.0925		939,200	78,893	15,046
3.0925/US SOFR/Mar-43 (Written)	Mar-33/3.0925		939,200	78,893	(5,081)
(1.81)/US SOFR/Jan-37 (Written)	Jan-27/1.81		723,500	42,759	28,716
1.81/US SOFR/Jan-37 (Written)	Jan-27/1.81		723,500	42,759	(55,970)
(4.12)/6 month AUD-BBR-BBSW/Jan-43 (Purchased)	Jan-33/4.12	AUD	2,140,600	(111,675)	12,294
4.12/6 month AUD-BBR-BBSW/Jan-43 (Purchased)	Jan-33/4.12	AUD	2,140,600	(111,675)	(24,156)
(4.178)/6 month AUD-BBR-BBSW/Apr-40 (Purchased)	Apr-33/4.178	AUD	2,061,000	(73,867)	11,864
4.178/6 month AUD-BBR-BBSW/Apr-40 (Purchased)	Apr-33/4.178	AUD	2,061,000	(73,867)	(16,446)
(4.344)/6 month AUD-BBR-BBSW/Mar-33 (Purchased)	Mar-28/4.344	AUD	1,476,500	(36,850)	2,063
4.344/6 month AUD-BBR-BBSW/Mar-33 (Purchased)	Mar-28/4.344	AUD	1,476,500	(36,850)	(7,528)
(2.495)/6 month AUD-BBR-BBSW/Nov-46 (Purchased)	Nov-26/2.495	AUD	1,458,600	(90,707)	154,936
2.495/6 month AUD-BBR-BBSW/Nov-46 (Purchased)	Nov-26/2.495	AUD	1,458,600	(90,707)	(66,417)
(1.445)/6 month AUD-BBR-BBSW/Mar-40 (Purchased)	Mar-30/1.445	AUD	261,200	(9,791)	26,433
1.445/6 month AUD-BBR-BBSW/Mar-40 (Purchased)	Mar-30/1.445	AUD	261,200	(9,791)	(7,767)
(1.692)/6 month AUD-BBR-BBSW/Jan-35 (Purchased)	Jan-25/1.692	AUD	163,800	(5,110)	18,629
1.692/6 month AUD-BBR-BBSW/Jan-35 (Purchased)	Jan-25/1.692	AUD	163,800	(5,110)	(4,717)
(1.441)/6 month AUD-BBR-BBSW/Jul-45 (Purchased)	Jul-25/1.441	AUD	125,100	(7,399)	23,901
1.441/6 month AUD-BBR-BBSW/Jul-45 (Purchased)	Jul-25/1.441	AUD	125,100	(7,399)	(6,612)
Morgan Stanley & Co. International PLC
(2.3825)/US SOFR/Jul-56 (Purchased)	Jul-26/2.3825		$413,900	(52,462)	21,899
2.3825/US SOFR/Jul-56 (Purchased)	Jul-26/2.3825		413,900	(52,462)	(29,457)
Toronto-Dominion Bank
(2.118)/US SOFR/Mar-41 (Purchased)	Mar-31/2.118		94,500	(12,530)	710
2.118/US SOFR/Mar-41 (Purchased)	Mar-31/2.118		94,500	(3,147)	(402)
UBS AG
(2.70)/6 month AUD-BBR-BBSW/Apr-47 (Purchased)	Apr-37/2.70	AUD	1,140,000	(69,219)	26,066
2.70/6 month AUD-BBR-BBSW/Apr-47 (Purchased)	Apr-37/2.70	AUD	1,140,000	(69,219)	(21,984)
(2.00)/6 month AUD-BBR-BBSW/Sep-46 (Purchased)	Sep-36/2.00	AUD	975,900	(51,942)	44,372
2.00/6 month AUD-BBR-BBSW/Sep-46 (Purchased)	Sep-36/2.00	AUD	975,900	(51,942)	(20,832)
(2.60)/6 month EUR-EURIBOR/Jun-30 (Written)	Jun-25/2.60	EUR	3,814,900	133,852	48,320
(2.65)/6 month EUR-EURIBOR/Jun-30 (Written)	Jun-25/2.65	EUR	3,814,900	134,338	44,294
(2.675)/6 month EUR-EURIBOR/Jun-30 (Written)	Jun-25/2.675	EUR	3,814,900	133,852	42,238
2.675/6 month EUR-EURIBOR/Jun-30 (Written)	Jun-25/2.675	EUR	3,814,900	133,852	12,374
2.65/6 month EUR-EURIBOR/Jun-30 (Written)	Jun-25/2.65	EUR	3,814,900	134,338	9,857
2.60/6 month EUR-EURIBOR/Jun-30 (Written)	Jun-25/2.60	EUR	3,814,900	133,852	4,782
(0.44)/6 month EUR-EURIBOR/Feb-41 (Purchased)	Feb-31/0.44	EUR	2,404,600	(188,646)	356,181
0.44/6 month EUR-EURIBOR/Feb-41 (Purchased)	Feb-31/0.44	EUR	2,404,600	(188,646)	(113,131)
(1.325)/6 month EUR-EURIBOR/Apr-49 (Purchased)	Apr-29/1.325	EUR	1,628,600	(225,795)	171,114
1.325/6 month EUR-EURIBOR/Apr-49 (Purchased)	Apr-29/1.325	EUR	1,628,600	(225,795)	(137,575)
(0.296)/6 month EUR-EURIBOR/Jan-51 (Purchased)	Jan-31/0.296	EUR	801,500	(121,280)	174,452
0.296/6 month EUR-EURIBOR/Jan-51 (Purchased)	Jan-31/0.296	EUR	801,500	(121,280)	(75,105)

Unrealized appreciation					3,110,832

Unrealized (depreciation)					(2,517,065)

Total					$593,767

TBA SALE COMMITMENTS OUTSTANDING at 7/31/23 (proceeds receivable $26,589,531) (Unaudited)
Agency	Principal amount	Settlement date	Value
Uniform Mortgage-Backed Securities, 5.50%, 8/1/53	$14,000,000	8/14/23	$13,907,031
Uniform Mortgage-Backed Securities, 5.00%, 8/1/53	10,000,000	8/14/23	9,772,656
Uniform Mortgage-Backed Securities, 4.50%, 8/1/53	2,000,000	8/14/23	1,915,547
Uniform Mortgage-Backed Securities, 3.00%, 8/1/53	1,000,000	8/14/23	875,625

Total			$26,470,859

	CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 7/31/23 (Unaudited)
	Notional amount		Value		Upfront premium received (paid)	Termi- nation date	Payments made by fund	Payments received by fund	Unrealized appreciation/ (depreciation)
		$846,000	$16,472		$(7)	1/6/28	3.5615% — Annually	US SOFR — Annually	$22,558
		536,000	20,132		(7)	3/15/33	3.234% — Annually	US SOFR — Annually	23,697
		345,000	11,219		(5)	3/24/33	US SOFR — Annually	3.2975% — Annually	(13,323)
		647,000	34,168		(9)	4/6/33	3.45% — Annually	US SOFR — Annually	38,301
		621,000	20,959		(8)	4/20/33	US SOFR — Annually	3.283% — Annually	(24,070)
		517,000	18,715		(7)	5/3/33	3.253% — Annually	US SOFR — Annually	21,054
		565,000	17,775		(5)	5/17/28	US SOFR — Annually	3.261% — Annually	(19,951)
		658,000	15,647		(8)	5/23/30	US SOFR — Annually	3.4095% — Annually	(17,792)
		1,624,000	3,914	(E)	(7,867)	9/20/25	US SOFR — Annually	4.541% — Annually	(11,781)
		44,000	659	(E)	(692)	9/20/33	3.48% — Annually	US SOFR — Annually	(33)
		16,207,000	82,007	(E)	(24,787)	9/20/25	4.40% — Annually	US SOFR — Annually	57,221
		7,334,000	32,050	(E)	102,283	9/20/28	4.00% — Annually	US SOFR — Annually	70,234
		5,073,000	25,974	(E)	69,326	9/20/33	3.60% — Annually	US SOFR — Annually	95,300
		2,132,000	55,006	(E)	(22,406)	9/20/53	US SOFR — Annually	3.20% — Annually	(77,411)
		25,398,000	107,688		(7,798)	6/23/25	US SOFR — Annually	4.625% — Annually	(127,718)
		21,831,000	215,254		11,575	6/23/28	3.753% — Annually	US SOFR — Annually	257,966
		589,000	10,708		(993)	6/23/33	US SOFR — Annually	3.475% — Annually	(12,719)
		3,250,000	114,725		(14,621)	6/23/53	US SOFR — Annually	3.17% — Annually	(136,034)
		472,000	510		(16)	7/11/53	3.3665% — Annually	US SOFR — Annually	(58)
		2,561,000	2,561		(10)	7/11/25	4.8855% — Annually	US SOFR — Annually	(2,303)
		1,000,000	9,950		(13)	7/11/33	3.817% — Annually	US SOFR — Annually	(9,235)
		1,295,000	3,924		(5)	7/14/25	US SOFR — Annually	4.6615% — Annually	(4,189)
		452,000	3,738		(6)	7/14/33	US SOFR — Annually	3.595% — Annually	(4,076)
		1,376,000	15,714		(18)	7/17/33	US SOFR — Annually	3.5565% — Annually	(16,594)
		13,975,457	127,736		(131)	7/24/28	3.761% — Annually	US SOFR — Annually	125,744
		4,118,000	17,790		(15)	7/18/25	US SOFR — Annually	4.586% — Annually	(18,569)
		770,000	10,942		(10)	7/18/33	US SOFR — Annually	3.5225% — Annually	(11,413)
		3,295,000	2,669		(12)	7/31/25	4.841% — Annually	US SOFR — Annually	(2,661)
		942,000	565		(12)	7/31/33	3.687% — Annually	US SOFR — Annually	589
		1,477,000	1,167		(19)	8/1/33	3.684% — Annually	US SOFR — Annually	1,147
	AUD	9,400	1,341	(E)	—	1/30/35	1.692% — Semiannually	6 month AUD-BBR-BBSW — Semiannually	1,340
	AUD	32,200	4,950	(E)	—	3/5/35	1.47% — Semiannually	6 month AUD-BBR-BBSW — Semiannually	4,949
	AUD	12,000	1,885	(E)	—	3/25/35	1.4025% — Semiannually	6 month AUD-BBR-BBSW — Semiannually	1,885
	AUD	20,900	2,850	(E)	—	3/28/40	1.445% — Semiannually	6 month AUD-BBR-BBSW — Semiannually	2,850
	AUD	76,000	11,231	(E)	(1)	4/1/40	1.1685% — Semiannually	6 month AUD-BBR-BBSW — Semiannually	11,230
	AUD	5,000	1,252	(E)	—	7/2/45	1.441% — Semiannually	6 month AUD-BBR-BBSW — Semiannually	1,252
	AUD	200,000	21,613		(2)	4/6/31	6 month AUD-BBR-BBSW — Semiannually	1.87% — Semiannually	(22,421)
	AUD	904,300	159,302		157,344	11/24/42	6 month AUD-BBR-BBSW — Semiannually	2.50% — Semiannually	(3,099)
	AUD	680,000	6,865		(4,745)	6/21/28	6 month AUD-BBR-BBSW — Semiannually	3.901% — Semiannually	(11,997)
	AUD	870,000	15,211		(6,068)	6/21/33	6 month AUD-BBR-BBSW — Semiannually	4.101% — Semiannually	(21,642)
	AUD	978,000	1,012	(E)	503	9/20/25	4.365% — Quarterly	3 month AUD-BBR-BBSW — Quarterly	(509)
	AUD	1,474,000	89	(E)	(929)	9/20/23	6 month AUD-BBR-BBSW — Semiannually	4.4300% — Semiannually	(840)
	CAD	620,000	12,732		2,396	6/21/28	Canadian Overnight Repo Rate Average — Semiannually	3.351% — Semiannually	(10,998)
	CAD	730,000	12,340		(3,677)	6/21/33	Canadian Overnight Repo Rate Average — Semiannually	3.401% — Semiannually	(16,766)
	CAD	590,000	2,367		(19,608)	6/21/53	Canadian Overnight Repo Rate Average — Semiannually	3.451% — Semiannually	(17,821)
	CAD	901,000	4,906	(E)	2,840	9/20/33	3.56% — Semiannually	Canadian Overnight Repo Rate Average — Semiannually	7,746
	CAD	940,000	1,319	(E)	(2,058)	9/20/25	Canadian Overnight Repo Rate Average — Semiannually	4.685% — Semiannually	(3,377)
	CHF	170,000	3,269	(E)	98	9/20/33	Swiss Average Rate Overnight — Annually	1.977% — Annually	3,367
	CNY	103,492,000	55,317	(E)	34,544	9/20/28	China Fixing Repo Rates 7 day — Quarterly	2.42% — Quarterly	(20,773)
	EUR	60,400	10,815	(E)	(2)	11/29/58	1.484% — Annually	6 month EUR-EURIBOR — Semiannually	10,813
	EUR	82,300	23,541		(3)	2/19/50	6 month EUR-EURIBOR — Semiannually	1.354% — Annually	(24,277)
	EUR	91,000	27,628		(3)	3/11/50	1.267% — Annually	6 month EUR-EURIBOR — Semiannually	28,484
	EUR	91,800	28,903		(4)	3/12/50	1.2115% — Annually	6 month EUR-EURIBOR — Semiannually	29,788
	EUR	260,300	87,062		(10)	3/26/50	1.113% — Annually	6 month EUR-EURIBOR — Semiannually	89,186
	EUR	420,000	86,618	(E)	(16)	11/29/58	6 month EUR-EURIBOR — Semiannually	1.343% — Annually	(86,634)
	EUR	283,000	98,279		(11)	2/19/50	1.051% — Annually	6 month EUR-EURIBOR — Semiannually	101,205
	EUR	87,500	29,328	(E)	(3)	6/7/54	1.054% — Annually	6 month EUR-EURIBOR — Semiannually	29,325
	EUR	79,600	30,016		(3)	2/19/50	0.9035% — Annually	6 month EUR-EURIBOR — Semiannually	30,896
	EUR	211,200	84,059		(8)	2/21/50	0.80% — Annually	6 month EUR-EURIBOR — Semiannually	86,512
	EUR	258,600	116,826	(E)	(10)	8/8/54	0.49% — Annually	6 month EUR-EURIBOR — Semiannually	116,816
	EUR	107,000	55,402	(E)	(4)	6/6/54	6 month EUR-EURIBOR — Semiannually	0.207% — Annually	(55,406)
	EUR	312,300	160,084		(12)	2/19/50	0.233% — Annually	6 month EUR-EURIBOR — Semiannually	164,554
	EUR	585,500	257,290		(22)	2/19/50	6 month EUR-EURIBOR — Semiannually	0.595% — Annually	(264,685)
	EUR	115,200	62,429	(E)	(4)	3/4/54	0.134% — Annually	6 month EUR-EURIBOR — Semiannually	62,425
	EUR	81,200	50,298	(E)	(3)	3/13/54	—	0.2275% plus 6 month EUR-EURIBOR — Semiannually	50,295
	EUR	302,300	63,302	(E)	(6)	5/13/40	6 month EUR-EURIBOR — Semiannually	0.276% — Annually	(63,308)
	EUR	55,900	11,485	(E)	(1)	6/24/40	0.315% — Annually	6 month EUR-EURIBOR — Semiannually	11,484
	EUR	133,400	27,843	(E)	(3)	1/16/40	0.315% — Annually	6 month EUR-EURIBOR — Semiannually	27,840
	EUR	52,200	10,811	(E)	(1)	3/28/40	0.3175% — Annually	6 month EUR-EURIBOR — Semiannually	10,810
	EUR	238,200	110,381		(10)	5/21/51	6 month EUR-EURIBOR — Semiannually	0.516% — Annually	(112,016)
	EUR	51,000	11,255		(1)	6/14/31	0.171% — Annually	6 month EUR-EURIBOR — Semiannually	11,523
	EUR	377,200	87,239		(6)	7/15/31	0.0675% — Annually	6 month EUR-EURIBOR — Semiannually	87,912
	EUR	146,400	73,589		(6)	9/14/52	6 month EUR-EURIBOR — Semiannually	0.374% — Annually	(75,233)
	EUR	446,000	90,475		(7)	3/7/32	6 month EUR-EURIBOR — Semiannually	0.60% — Annually	(95,993)
	EUR	2,262,200	10,770	(E)	(36)	2/2/36	2.875% — Annually	6 month EUR-EURIBOR — Semiannually	10,734
	EUR	1,286,300	49,981		(19)	9/8/32	2.615% — Annually	6 month EUR-EURIBOR — Semiannually	37,037
	EUR	3,113,800	125,955		(12)	6/28/25	1.718% — Annually	6 month EUR-EURIBOR — Semiannually	133,300
	EUR	2,251,000	518,309		(78)	8/29/52	6 month EUR-EURIBOR — Semiannually	1.636% — Annually	(515,962)
	EUR	475,600	28,065	(E)	(5)	9/12/29	1.71% — Annually	6 month EUR-EURIBOR — Semiannually	28,060
	EUR	4,691,000	370,069		(45)	9/2/27	6 month EUR-EURIBOR — Semiannually	1.372% — Annually	(377,744)
	EUR	55,700	7,260	(E)	(2)	6/6/54	2.005% — Annually	6 month EUR-EURIBOR — Semiannually	7,258
	EUR	82,000	9,624	(E)	(3)	6/7/54	2.065% — Annually	6 month EUR-EURIBOR — Semiannually	9,621
	EUR	10,846,000	149,661		(40)	10/10/24	2.7975% — Annually	6 month EUR-EURIBOR — Semiannually	11,703
	EUR	217,500	6,756	(E)	(3)	2/18/36	6 month EUR-EURIBOR — Semiannually	3.285% — Annually	6,753
	EUR	55,700	653	(E)	(1)	8/22/39	6 month EUR-EURIBOR — Semiannually	3.14% — Annually	652
	EUR	2,766,100	25,821	(E)	(19)	6/26/28	6 month EUR-EURIBOR — Semiannually	3.26% — Annually	25,802
	EUR	116,500	958	(E)	(2)	3/28/40	6 month EUR-EURIBOR — Semiannually	3.09% — Annually	956
	EUR	1,138,000	1,426		(10)	2/24/28	3.206% — Annually	6 month EUR-EURIBOR — Semiannually	1,636
	EUR	776,000	2,031		(11)	2/24/33	6 month EUR-EURIBOR — Semiannually	3.095% — Annually	1,462
	EUR	527,000	1,425		(7)	2/24/33	3.096% — Annually	6 month EUR-EURIBOR — Semiannually	(1,057)
	EUR	1,492,000	13,419		(13)	3/2/28	3.4215% — Annually	6 month EUR-EURIBOR — Semiannually	(14,199)
	EUR	909,000	17,490		(13)	3/2/33	6 month EUR-EURIBOR — Semiannually	3.2755% — Annually	17,347
	EUR	96,000	1,110		(3)	3/2/53	2.7465% — Annually	6 month EUR-EURIBOR — Semiannually	(871)
	EUR	915,000	7,233		(8)	3/2/28	3.398% — Annually	6 month EUR-EURIBOR — Semiannually	(7,615)
	EUR	162,000	1,651		(2)	3/10/33	3.176% — Annually	6 month EUR-EURIBOR — Semiannually	(1,436)
	EUR	3,484,300	31,414		(35)	4/13/28	6 month EUR-EURIBOR — Semiannually	3.395% — Annually	31,317
	EUR	573,100	7,669		(9)	4/13/33	3.203% — Annually	6 month EUR-EURIBOR — Semiannually	(7,306)
	EUR	1,419,000	671		(12)	3/14/28	6 month EUR-EURIBOR — Semiannually	3.214% — Annually	(2,583)
	EUR	564,000	540		(8)	3/14/33	3.0525% — Annually	6 month EUR-EURIBOR — Semiannually	1,665
	EUR	40,000	1,165		(1)	3/14/53	2.5595% — Annually	6 month EUR-EURIBOR — Semiannually	1,325
	EUR	955,000	7,770		(8)	3/17/28	6 month EUR-EURIBOR — Semiannually	3.075% — Annually	(8,032)
	EUR	784,000	10,922		(7)	3/22/28	6 month EUR-EURIBOR — Semiannually	2.909% — Annually	(11,594)
	EUR	694,000	5,944		(6)	3/23/28	3.021% — Annually	6 month EUR-EURIBOR — Semiannually	6,332
	EUR	5,560,000	856		(52,777)	6/21/25	6 month EUR-EURIBOR — Semiannually	3.751% — Annually	(53,055)
	EUR	2,640,000	5,776		(29,544)	6/21/28	6 month EUR-EURIBOR — Semiannually	3.251% — Annually	(25,923)
	EUR	3,860,000	5,517		(35,091)	6/21/33	6 month EUR-EURIBOR — Semiannually	3.051% — Annually	(44,705)
	EUR	450,000	8,594		(22,870)	6/21/53	6 month EUR-EURIBOR — Semiannually	2.601% — Annually	(32,190)
	EUR	573,000	1,865		(5)	3/24/28	3.14% — Annually	6 month EUR-EURIBOR — Semiannually	1,867
	EUR	166,000	535		(2)	3/24/33	6 month EUR-EURIBOR — Semiannually	3.0215% — Annually	(615)
	EUR	268,000	2,077		(2)	3/27/28	6 month EUR-EURIBOR — Semiannually	3.045% — Annually	(2,328)
	EUR	1,800,000	32,517		(16)	3/28/28	6 month EUR-EURIBOR — Semiannually	2.8235% — Annually	(36,205)
	EUR	197,000	16,048		(7)	3/28/53	2.3165% — Annually	6 month EUR-EURIBOR — Semiannually	16,815
	EUR	1,007,900	19,870		(15)	6/13/33	2.85% — Annually	6 month EUR-EURIBOR — Semiannually	21,311
	EUR	3,695,600	59,649		(37)	6/13/28	2.87% — Annually	6 month EUR-EURIBOR — Semiannually	64,844
	EUR	465,000	4,714		(4)	3/29/28	2.989% — Annually	6 month EUR-EURIBOR — Semiannually	5,351
	EUR	273,000	3,113		(4)	3/29/33	6 month EUR-EURIBOR — Semiannually	2.9295% — Annually	(3,553)
	EUR	93,000	4,655		(3)	3/29/53	6 month EUR-EURIBOR — Semiannually	2.459% — Annually	(4,969)
	EUR	758,000	5,042		(11)	3/31/33	6 month EUR-EURIBOR — Semiannually	2.9825% — Annually	(6,069)
	EUR	254,000	681		(4)	4/3/33	6 month EUR-EURIBOR — Semiannually	3.0285% — Annually	(973)
	EUR	81,000	2,610		(3)	4/3/53	6 month EUR-EURIBOR — Semiannually	2.542% — Annually	(2,846)
	EUR	106,000	5,681		(4)	4/5/53	2.444% — Annually	6 month EUR-EURIBOR — Semiannually	6,033
	EUR	200,000	3,373		(3)	4/11/33	2.872% — Annually	6 month EUR-EURIBOR — Semiannually	3,723
	EUR	148,000	558		(2)	4/14/33	6 month EUR-EURIBOR — Semiannually	3.0165% — Annually	(754)
	EUR	67,000	1,447		(2)	4/14/53	6 month EUR-EURIBOR — Semiannually	2.59% — Annually	(1,630)
	EUR	173,000	1,777		(6)	4/20/53	6 month EUR-EURIBOR — Semiannually	2.6425% — Annually	(2,317)
	EUR	251,974	1,454	(E)	(4)	3/13/34	6 month EUR-EURIBOR — Semiannually	3.062% — Annually	1,451
	EUR	287,000	388	(E)	707	9/20/33	3.04% — Annually	6 month EUR-EURIBOR — Semiannually	1,095
	GBP	330,000	14,840		(8,190)	6/21/28	Sterling Overnight Index Average — Annually	4.001% — Annually	(23,334)
	GBP	690,000	45,374		(20,685)	6/21/33	Sterling Overnight Index Average — Annually	3.601% — Annually	(67,093)
	GBP	40,000	3,189		(2,969)	6/21/53	Sterling Overnight Index Average — Annually	3.501% — Annually	(6,222)
	GBP	622,000	5,947	(E)	(3,734)	9/20/33	4.32% — Annually	Sterling Overnight Index Average — Annually	(9,680)
	NZD	714,000	8,186	(E)	3,018	9/20/33	3 month NZD-BBR-FRA — Quarterly	4.35% — Semiannually	(5,168)
	SEK	15,278,000	595	(E)	7,790	9/20/33	3.05% — Annually	3 month SEK-STIBOR-SIDE — Quarterly	7,195

	Total				$99,278				$(534,810)
(E)	Extended effective date.

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 7/31/23 (Unaudited)
Swap counterparty/ notional amount	Value	Upfront premium received (paid)	Termi- nation date	Payments received (paid) by fund	Total return received by or paid by fund	Unrealized appreciation/ (depreciation)
Morgan Stanley & Co. International PLC
$492,994	$430,515	$—	9/29/25	(0.165%) — Annually	Ephesus Funding DAC, 3.80%, Series 2020-01, 9/22/25 — Annually	$(48,705)
469,326	440,278	—	7/17/24	3.825% (3 month USD-LIBOR-ICE minus 0.12%) — Quarterly	Pera Funding DAC, 3.825%, Series 2019-01, 7/10/24 — Quarterly	(27,680)

Upfront premium received		—	Unrealized appreciation			—

Upfront premium (paid)		—	Unrealized (depreciation)			(76,385)

	Total	$—			Total	$(76,385)

	OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 7/31/23 (Unaudited)
	Swap counterparty/ referenced debt*	Rating***	Upfront premium received (paid)**	Notional amount	Value	Termi- nation date	Payments received by fund	Unrealized appreciation/ (depreciation)
	Citigroup Global Markets, Inc.
	CMBX NA BB.11 Index	BB-/P	$40,115	$71,000	$26,355	11/18/54	500 bp — Monthly	$13,829
	CMBX NA BB.13 Index	BB-/P	5,002	53,000	20,273	12/16/72	500 bp — Monthly	(15,219)
	CMBX NA BB.14 Index	BB/P	3,837	35,000	13,682	12/16/72	500 bp — Monthly	(9,810)
	CMBX NA BB.6 Index	B/P	30,268	133,747	48,563	5/11/63	500 bp — Monthly	(18,165)
	CMBX NA BB.7 Index	B-/P	15,922	312,000	123,365	1/17/47	500 bp — Monthly	(107,139)
	CMBX NA BB.9 Index	B/P	407	2,000	760	9/17/58	500 bp — Monthly	(351)
	CMBX NA BB.9 Index	B/P	14,500	71,000	26,980	9/17/58	500 bp — Monthly	(12,411)
	CMBX NA BBB-.10 Index	BB+/P	3,722	30,000	7,800	11/17/59	300 bp — Monthly	(4,060)
	CMBX NA BBB-.10 Index	BB+/P	5,782	53,000	13,780	11/17/59	300 bp — Monthly	(7,967)
	CMBX NA BBB-.14 Index	BBB-/P	592	19,000	4,524	12/16/72	300 bp — Monthly	(3,921)
	CMBX NA BBB-.14 Index	BBB-/P	1,050	21,000	5,000	12/16/72	300 bp — Monthly	(3,938)
	CMBX NA BBB-.15 Index	BBB-/P	104	1,000	239	11/18/64	300 bp — Monthly	(134)
	Credit Suisse International
	CMBX NA BB.7 Index	B-/P	8,159	61,000	24,119	1/17/47	500 bp — Monthly	(15,901)
	Goldman Sachs International
	CMBX NA A.13 Index	A-/P	(228)	43,000	4,906	12/16/72	200 bp — Monthly	(5,117)
	CMBX NA A.6 Index	A/P	99	702	100	5/11/63	200 bp — Monthly	(2)
	CMBX NA A.6 Index	A/P	721	4,912	703	5/11/63	200 bp — Monthly	20
	CMBX NA BB.13 Index	BB-/P	673	7,000	2,678	12/16/72	500 bp — Monthly	(1,998)
	CMBX NA BBB-.11 Index	BBB-/P	64	1,000	208	11/18/54	300 bp — Monthly	(144)
	CMBX NA BBB-.13 Index	BBB-/P	298	5,000	1,255	12/16/72	300 bp — Monthly	(954)
	CMBX NA BBB-.13 Index	BBB-/P	296	5,000	1,255	12/16/72	300 bp — Monthly	(956)
	CMBX NA BBB-.13 Index	BBB-/P	2,325	37,000	9,283	12/16/72	300 bp — Monthly	(6,936)
	CMBX NA BBB-.15 Index	BBB-/P	277	3,000	716	11/18/64	300 bp — Monthly	(437)
	CMBX NA BBB-.15 Index	BBB-/P	267	3,000	716	11/18/64	300 bp — Monthly	(447)
	JPMorgan Securities LLC
	CMBX NA BB.10 Index	B/P	2,648	33,000	13,943	5/11/63	500 bp — Monthly	(11,263)
	CMBX NA BB.6 Index	B/P	51,480	63,387	23,016	5/11/63	500 bp — Monthly	28,526
	CMBX NA BBB-.11 Index	BBB-/P	10,133	92,000	19,145	11/18/54	300 bp — Monthly	(8,959)
	CMBX NA BBB-.13 Index	BBB-/P	7,799	59,000	14,803	12/16/72	300 bp — Monthly	(6,970)
	CMBX NA BBB-.7 Index	BB-/P	4,695	18,896	3,590	1/17/47	300 bp — Monthly	1,116
	CMBX NA BBB-.8 Index	BB-/P	4,054	26,000	4,703	10/17/57	300 bp — Monthly	(634)
	Morgan Stanley & Co. International PLC
	CMBX NA A.13 Index	A-/P	1,205	103,000	11,752	12/16/72	200 bp — Monthly	(10,507)
	CMBX NA BB.13 Index	BB-/P	377	4,000	1,530	12/16/72	500 bp — Monthly	(1,149)
	CMBX NA BB.6 Index	B/P	11,787	30,426	11,048	5/11/63	500 bp — Monthly	769
	CMBX NA BB.6 Index	B/P	23,902	61,486	22,325	5/11/63	500 bp — Monthly	1,636
	CMBX NA BBB-.13 Index	BBB-/P	296	5,000	1,255	12/16/72	300 bp — Monthly	(956)
	CMBX NA BBB-.13 Index	BBB-/P	15,619	210,000	52,689	12/16/72	300 bp — Monthly	(36,948)

Upfront premium received			268,475		Unrealized appreciation			45,896

Upfront premium (paid)			(228)		Unrealized (depreciation)			(293,393)

	Total		$268,247				Total	$(247,497)
*	Payments related to the referenced debt are made upon a credit default event.
**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.
***	Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at July 31, 2023. Securities rated by Putnam are indicated by "/P." The Putnam rating categories are comparable to the Standard & Poor’s classifications.

	OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION PURCHASED at 7/31/23 (Unaudited)
	Swap counterparty/ referenced debt*	Upfront premium received (paid)**	Notional amount	Value	Termi- nation date	Payments (paid) by fund	Unrealized appreciation/ (depreciation)
	Citigroup Global Markets, Inc.
	CMBX NA A.6 Index	$(664)	$2,807	$402	5/11/63	(200 bp) — Monthly	$(264)
	CMBX NA A.6 Index	(164)	702	100	5/11/63	(200 bp) — Monthly	(64)
	CMBX NA A.6 Index	(162)	702	100	5/11/63	(200 bp) — Monthly	(62)
	CMBX NA A.6 Index	(82)	351	50	5/11/63	(200 bp) — Monthly	(32)
	CMBX NA A.6 Index	(82)	351	50	5/11/63	(200 bp) — Monthly	(32)
	CMBX NA A.6 Index	(81)	351	50	5/11/63	(200 bp) — Monthly	(30)
	CMBX NA A.6 Index	(101)	351	50	5/11/63	(200 bp) — Monthly	(51)
	CMBX NA BB.10 Index	(20,735)	86,000	36,335	11/17/59	(500 bp) — Monthly	15,517
	CMBX NA BB.10 Index	(18,870)	74,000	31,265	11/17/59	(500 bp) — Monthly	12,323
	CMBX NA BB.10 Index	(3,861)	37,000	15,633	11/17/59	(500 bp) — Monthly	11,735
	CMBX NA BB.10 Index	(3,399)	31,000	13,098	11/17/59	(500 bp) — Monthly	9,668
	CMBX NA BB.11 Index	(5,127)	71,000	26,355	11/18/54	(500 bp) — Monthly	21,159
	CMBX NA BBB-.10 Index	(789)	5,000	1,300	11/17/59	(300 bp) — Monthly	508
	CMBX NA BBB-.11 Index	(5,028)	35,000	7,284	11/18/54	(300 bp) — Monthly	2,235
	CMBX NA BBB-.11 Index	(2,881)	9,000	1,873	11/18/54	(300 bp) — Monthly	(1,013)
	CMBX NA BBB-.11 Index	(147)	1,000	208	11/18/54	(300 bp) — Monthly	60
	CMBX NA BBB-.12 Index	(3,276)	48,000	12,403	8/17/61	(300 bp) — Monthly	9,100
	CMBX NA BBB-.12 Index	(15,365)	46,000	11,886	8/17/61	(300 bp) — Monthly	(3,505)
	CMBX NA BBB-.12 Index	(4,065)	24,000	6,202	8/17/61	(300 bp) — Monthly	2,123
	CMBX NA BBB-.12 Index	(6,952)	20,000	5,168	8/17/61	(300 bp) — Monthly	(1,796)
	CMBX NA BBB-.12 Index	(5,639)	16,000	4,134	8/17/61	(300 bp) — Monthly	(1,514)
	CMBX NA BBB-.13 Index	(7,199)	95,000	23,836	12/16/72	(300 bp) — Monthly	16,581
	CMBX NA BBB-.14 Index	(336)	3,000	714	12/16/72	(300 bp) — Monthly	376
	CMBX NA BBB-.7 Index	(656)	2,834	539	1/17/47	(300 bp) — Monthly	(119)
	CMBX NA BBB-.8 Index	(15,300)	102,000	18,452	10/17/57	(300 bp) — Monthly	3,092
	CMBX NA BBB-.8 Index	(8,325)	60,000	10,854	10/17/57	(300 bp) — Monthly	2,494
	CMBX NA BBB-.8 Index	(6,523)	49,000	8,864	10/17/57	(300 bp) — Monthly	2,312
	CMBX NA BBB-.8 Index	(4,163)	30,000	5,427	10/17/57	(300 bp) — Monthly	1,247
	CMBX NA BBB-.8 Index	(1,431)	10,000	1,809	10/17/57	(300 bp) — Monthly	372
	CMBX NA BBB-.9 Index	(946)	4,000	860	9/17/58	(300 bp) — Monthly	(89)
	Credit Suisse International
	CMBX NA BB.10 Index	(10,274)	77,000	32,533	11/17/59	(500 bp) — Monthly	22,184
	CMBX NA BB.10 Index	(9,157)	77,000	32,533	11/17/59	(500 bp) — Monthly	23,301
	CMBX NA BB.10 Index	(5,096)	41,000	17,323	11/17/59	(500 bp) — Monthly	12,186
	CMBX NA BB.7 Index	(8,049)	289,045	104,952	5/11/63	(500 bp) — Monthly	96,623
	CMBX NA BB.7 Index	(29,146)	158,000	62,473	1/17/47	(500 bp) — Monthly	33,174
	CMBX NA BB.7 Index	(2,467)	15,000	5,931	1/17/47	(500 bp) — Monthly	3,449
	Goldman Sachs International
	CMBX NA BB.7 Index	(16,057)	98,000	38,749	1/17/47	(500 bp) — Monthly	22,597
	CMBX NA BB.7 Index	(19,290)	95,000	37,563	1/17/47	(500 bp) — Monthly	18,181
	CMBX NA BB.9 Index	(602)	5,000	1,900	9/17/58	(500 bp) — Monthly	1,293
	CMBX NA BB.9 Index	(313)	3,000	1,140	9/17/58	(500 bp) — Monthly	824
	CMBX NA BB.9 Index	(319)	2,000	760	9/17/58	(500 bp) — Monthly	439
	CMBX NA BB.9 Index	(158)	1,000	380	9/17/58	(500 bp) — Monthly	221
	CMBX NA BBB-.12 Index	(34,234)	191,000	49,354	8/17/61	(300 bp) — Monthly	15,009
	CMBX NA BBB-.12 Index	(9,465)	53,000	13,695	8/17/61	(300 bp) — Monthly	4,199
	CMBX NA BBB-.13 Index	(3,107)	41,000	10,287	12/16/72	(300 bp) — Monthly	7,156
	CMBX NA BBB-.14 Index	(276)	3,000	714	12/16/72	(300 bp) — Monthly	436
	CMBX NA BBB-.14 Index	(284)	3,000	714	12/16/72	(300 bp) — Monthly	429
	CMBX NA BBB-.14 Index	(217)	2,000	476	12/16/72	(300 bp) — Monthly	258
	CMBX NA BBB-.14 Index	(206)	2,000	476	12/16/72	(300 bp) — Monthly	269
	CMBX NA BBB-.14 Index	(126)	2,000	476	12/16/72	(300 bp) — Monthly	349
	CMBX NA BBB-.8 Index	(8,487)	55,000	9,950	10/17/57	(300 bp) — Monthly	1,430
	CMBX NA BBB-.8 Index	(3,105)	24,000	4,342	10/17/57	(300 bp) — Monthly	1,223
	JPMorgan Securities LLC
	CMBX NA BBB-.14 Index	(1,138)	13,000	3,095	12/16/72	(300 bp) — Monthly	1,949
	CMBX NA BBB-.14 Index	(305)	5,000	1,191	12/16/72	(300 bp) — Monthly	883
	Merrill Lynch International
	CMBX NA BB.10 Index	(4,211)	74,000	31,265	11/17/59	(500 bp) — Monthly	26,983
	CMBX NA BB.7 Index	(5,378)	31,000	12,257	1/17/47	(500 bp) — Monthly	6,849
	CMBX NA BBB-.7 Index	(1,311)	15,116	2,872	1/17/47	(300 bp) — Monthly	1,552
	CMBX NA BBB-.9 Index	(4,261)	23,000	4,945	9/17/58	(300 bp) — Monthly	671
	CMBX NA BBB-.9 Index	(1,667)	9,000	1,935	9/17/58	(300 bp) — Monthly	263
	Morgan Stanley & Co. International PLC
	CMBX NA BB.10 Index	(3,880)	37,000	15,633	11/17/59	(500 bp) — Monthly	11,716
	CMBX NA BB.10 Index	(10,024)	33,000	13,943	11/17/59	(500 bp) — Monthly	3,887
	CMBX NA BB.10 Index	(7,515)	32,000	13,520	11/17/59	(500 bp) — Monthly	5,974
	CMBX NA BB.7 Index	(3,278)	17,000	6,722	1/17/47	(500 bp) — Monthly	3,427
	CMBX NA BB.9 Index	(352)	4,000	1,520	9/17/58	(500 bp) — Monthly	1,164
	CMBX NA BB.9 Index	(123)	2,000	760	9/17/58	(500 bp) — Monthly	635
	CMBX NA BBB-.10 Index	(8,117)	64,000	16,640	11/17/59	(300 bp) — Monthly	8,486
	CMBX NA BBB-.10 Index	(1,727)	14,000	3,640	11/17/59	(300 bp) — Monthly	1,904
	CMBX NA BBB-.11 Index	(15,363)	48,000	9,989	11/18/54	(300 bp) — Monthly	(5,403)
	CMBX NA BBB-.12 Index	(7,943)	61,000	15,762	8/17/61	(300 bp) — Monthly	7,783
	CMBX NA BBB-.12 Index	(4,382)	21,000	5,426	8/17/61	(300 bp) — Monthly	1,032
	CMBX NA BBB-.12 Index	(4,320)	13,000	3,359	8/17/61	(300 bp) — Monthly	(969)
	CMBX NA BBB-.13 Index	(11,401)	185,000	46,417	12/16/72	(300 bp) — Monthly	34,772
	CMBX NA BBB-.14 Index	(962)	6,000	1,429	12/16/72	(300 bp) — Monthly	463
	CMBX NA BBB-.14 Index	(158)	1,000	238	12/16/72	(300 bp) — Monthly	79
	CMBX NA BBB-.7 Index	(41)	945	180	1/17/47	(300 bp) — Monthly	138
	CMBX NA BBB-.8 Index	(44,741)	292,000	52,823	10/17/57	(300 bp) — Monthly	7,912
	CMBX NA BBB-.8 Index	(25,875)	167,000	30,210	10/17/57	(300 bp) — Monthly	4,238
	CMBX NA BBB-.8 Index	(7,504)	59,000	10,673	10/17/57	(300 bp) — Monthly	3,135
	CMBX NA BBB-.8 Index	(5,963)	47,000	8,502	10/17/57	(300 bp) — Monthly	2,512
	CMBX NA BBB-.8 Index	(6,859)	44,000	7,960	10/17/57	(300 bp) — Monthly	1,075
	CMBX NA BBB-.8 Index	(4,531)	29,000	5,246	10/17/57	(300 bp) — Monthly	698
	CMBX NA BBB-.8 Index	(4,063)	25,000	4,523	10/17/57	(300 bp) — Monthly	445
	CMBX NA BBB-.8 Index	(3,119)	23,000	4,161	10/17/57	(300 bp) — Monthly	1,028
	CMBX NA BBB-.8 Index	(3,149)	22,000	3,980	10/17/57	(300 bp) — Monthly	818
	CMBX NA BBB-.8 Index	(2,044)	15,000	2,714	10/17/57	(300 bp) — Monthly	665

Upfront premium received		—			Unrealized appreciation		519,268

Upfront premium (paid)		(508,489)			Unrealized (depreciation)		(14,943)

	Total	$(508,489)				Total	$504,325
*	Payments related to the referenced debt are made upon a credit default event.
**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

	Key to holding's currency abbreviations
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
CNY	Chinese Yuan (Onshore)
DKK	Danish Krone
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PLN	Polish Zloty
SEK	Swedish Krona
THB	Thai Baht
USD / $	United States Dollar
	Key to holding's abbreviations
bp	Basis Points
CME	Chicago Mercantile Exchange
DAC	Designated Activity Company
FRB	Floating Rate Bonds: The rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
FRN	Floating Rate Notes: The rate shown is the current interest rate or yield at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
GMTN	Global Medium Term Notes
ICE	Intercontinental Exchange
IFB	Inverse Floating Rate Bonds, which are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor.
IO	Interest Only
LIBOR	London Interbank Offered Rate
REGS	Securities sold under Regulation S may not be offered, sold or delivered within the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
REMICs	Real Estate Mortgage Investment Conduits
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced Commitments
	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from November 1, 2022 through July 31, 2023 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $130,249,793.
(AFF)	Affiliated company. For investments in Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:
	Name of affiliate	Fair value as of 10/31/22	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 7/31/23
	Short-term investments
	Putnam Short Term Investment Fund**	$6,603,751	$49,016,447	$49,493,871	$260,634	$6,126,327

	Total Short-term investments	$6,603,751	$49,016,447	$49,493,871	$260,634	$6,126,327
	** Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.
(SEG)	This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period. Collateral at period end totaled $513,237.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period. Collateral at period end totaled $624,628.
(SEGTBA)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain TBA commitments at the close of the reporting period. Collateral at period end totaled $112,301.
(FWC)	Forward commitment, in part or in entirety.
(i)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts.
(P)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(R)	Real Estate Investment Trust.
(WAC)	The rate shown represents the weighted average coupon associated with the underlying mortgage pools. Rates may be subject to a cap or floor.
	Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
	Debt obligations are considered secured unless otherwise indicated.
	144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
	The dates shown on debt obligations are the original maturity dates.
	DIVERSIFICATION BY COUNTRY⌂
	Distribution of investments by country of risk at the close of the reporting period, excluding collateral received, if any (as a percentage of Portfolio Value):
	United States	69.5%
	Japan	5.6
	France	3.1
	United Kingdom	2.5
	Cayman Islands	2.4
	Italy	2.2
	Spain	1.6
	Canada	1.3
	Mexico	1.0
	Switzerland	1.0
	Australia	0.7
	Uruguay	0.7
	Netherlands	0.7
	Belgium	0.6
	Ireland	0.6
	China	0.5
	Indonesia	0.5
	Other	5.5

	Total	100.0%
	⌂ Methodology differs from that used for purposes of complying with the fund’s policy regarding investments in securities of foreign issuers, as discussed further in the fund’s prospectus.
	Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
	Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
	Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
	To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management, which has been designated as valuation designee pursuant to Rule 2a-5 under the Investment Company Act of 1940, in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
	To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
	Stripped securities: The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The fair value of these securities is highly sensitive to changes in interest rates.
	Options contracts: The fund used options contracts to hedge duration and convexity, to isolate prepayment risk and to manage downside risks.
	The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.
	Exchange-traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. OTC traded options are valued using prices supplied by dealers.
	Options on swaps are similar to options on securities except that the premium paid or received is to buy or grant the right to enter into a previously agreed upon interest rate or credit default contract. Forward premium swap options contracts include premiums that have extended settlement dates. The delayed settlement of the premiums is factored into the daily valuation of the option contracts. In the case of interest rate cap and floor contracts, in return for a premium, ongoing payments between two parties are based on interest rates exceeding a specified rate, in the case of a cap contract, or falling below a specified rate in the case of a floor contract.
	For the fund's average contract amount on options contracts, see the appropriate table at the end of these footnotes.
	Futures contracts: The fund used futures contracts for hedging treasury term structure risk and for yield curve positioning.
	The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
	Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin”.
	For the fund's average number of futures contracts, see the appropriate table at the end of these footnotes.
	Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used for hedging currency exposures and to gain exposure to currencies.
	The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
	For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
	Interest rate swap contracts: The fund entered into OTC and/or centrally cleared interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, for hedging term structure risk, for yield curve positioning and for gaining exposure to rates in various countries.
	An OTC and centrally cleared interest rate swap can be purchased or sold with an upfront premium. For OTC interest rate swap contracts, an upfront payment received by the fund is recorded as a liability on the fund's books. An upfront payment made by the fund is recorded as an asset on the fund's books. OTC and centrally cleared interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change is recorded as an unrealized gain or loss on OTC interest rate swaps. Daily fluctuations in the value of centrally cleared interest rate swaps are settled through a central clearing agent and are recorded as unrealized gain or loss. Payments, including upfront premiums, received or made are recorded as realized gains or losses at the reset date or the closing of the contract. Certain OTC and centrally cleared interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract.
	The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults, in the case of OTC interest rate contracts, or the central clearing agency or a clearing member defaults, in the case of centrally cleared interest rate swap contracts, on its respective obligation to perform under the contract. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC interest rate swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared interest rate swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared interest rate swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default.
	For the fund's average notional amount on interest rate swap contracts, see the appropriate table at the end of these footnotes.
	At close of the reporting period, the fund has deposited cash valued at $1,039,939 in a segregated account to cover margin requirements on open centrally cleared interest rate swap contracts.
	Total return swap contracts: The fund entered into OTC and/or centrally cleared total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount, to hedge sector exposure, for gaining exposure to specific sectors, for hedging inflation and for gaining exposure to inflation.
	To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. OTC and/or centrally cleared total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market maker. Any change is recorded as an unrealized gain or loss on OTC total return swaps. Daily fluctuations in the value of centrally cleared total return swaps are settled through a central clearing agent and are recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC and/or centrally cleared total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC total return swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared total return swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared total return swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default.
	For the fund's average notional amount on total return swap contracts, see the appropriate table at the end of these footnotes.
	Credit default contracts: The fund entered into OTC and/or centrally cleared credit default contracts to hedge credit risk, for gaining liquid exposure to individual names, to hedge market risk and for gaining exposure to specific sectors.
	In OTC and centrally cleared credit default contracts, the protection buyer typically makes a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. For OTC credit default contracts, an upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. Centrally cleared credit default contracts provide the same rights to the protection buyer and seller except the payments between parties, including upfront premiums, are settled through a central clearing agent through variation margin payments. Upfront and periodic payments received or paid by the fund for OTC and centrally cleared credit default contracts are recorded as realized gains or losses at the reset date or close of the contract. The OTC and centrally cleared credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change in value of OTC credit default contracts is recorded as an unrealized gain or loss. Daily fluctuations in the value of centrally cleared credit default contracts are recorded as unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and fair value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.
	In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting OTC and centrally cleared credit default contracts which would mitigate its risk of loss. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated for OTC credit default contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared credit default contracts through the daily exchange of variation margin. Counterparty risk is further mitigated with respect to centrally cleared credit default swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount.
	For the fund's average notional amount on credit default contracts, see the appropriate table at the end of these footnotes.
	TBA commitments: The fund may enter into TBA (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price and par amount have been established, the actual securities have not been specified. However, it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date.
	The fund may also enter into TBA sale commitments to hedge its portfolio positions to sell mortgage-backed securities it owns under delayed delivery arrangements or to take a short position in mortgage-backed securities. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, either equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as "cover" for the transaction, or other liquid assets in an amount equal to the notional value of the TBA sale commitment are segregated. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.
	TBA commitments, which are accounted for as purchase and sale transactions, may be considered securities themselves, and involve a risk of loss due to changes in the value of the security prior to the settlement date as well as the risk that the counterparty to the transaction will not perform its obligations. Counterparty risk is mitigated by having a master agreement between the fund and the counterparty.
	Unsettled TBA commitments are valued at their fair value according to the procedures described under "Security valuation" above. The contract is marked to market daily and the change in fair value is recorded by the fund as an unrealized gain or loss. Based on market circumstances, Putnam Management will determine whether to take delivery of the underlying securities or to dispose of the TBA commitments prior to settlement.
	Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements that govern OTC derivative and foreign exchange contracts and Master Securities Forward Transaction Agreements that govern transactions involving mortgage-backed and other asset-backed securities that may result in delayed delivery (Master Agreements) with certain counterparties entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund's custodian and, with respect to those amounts which can be sold or repledged, are presented in the fund's portfolio. Collateral posted to the fund which cannot be sold or repledged totaled $316,728 at the close of the reporting period.
	Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
	With respect to ISDA Master Agreements, termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term or short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.
	At the close of the reporting period, the fund had a net liability position of $771,151 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund at period end for these agreements totaled $624,628 and may include amounts related to unsettled agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Asset-backed securities	$—	$765,029	$—
Collateralized loan obligations	—	5,024,394	—
Corporate bonds and notes	—	30,760,458	—
Foreign government and agency bonds and notes	—	43,590,909	—
Mortgage-backed securities	—	40,376,383	—
U.S. government and agency mortgage obligations	—	58,389,259	—
U.S. treasury obligations	—	47,464	—
Short-term investments	871,000	7,703,300	—

Totals by level	$871,000	$186,657,196	$—
	Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3
Forward currency contracts	$—	$(541,774)	$—
Futures contracts	(82,486)	—	—
Forward premium swap option contracts	—	593,767	—
TBA sale commitments	—	(26,470,859)	—
Interest rate swap contracts	—	(634,088)	—
Total return swap contracts	—	(76,385)	—
Credit default contracts	—	497,070	—

Totals by level	$(82,486)	$(26,632,269)	$—
The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Purchased swap option contracts (contract amount)	$212,100,000
Written swap option contracts (contract amount)	$168,000,000
Futures contracts (number of contracts)	300
Forward currency contracts (contract amount)	$117,200,000
Centrally cleared interest rate swap contracts (notional)	$564,800,000
OTC total return swap contracts (notional)	$960,000
OTC credit default contracts (notional)	$6,200,000
For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com